Investment Company Act File number: 811-7987

Dean Family of Funds

(Exact name of registrant as specified in charter:)

2480 Kettering Tower Dayton OH 45423

(Address of principal executive offices) (Zip Code)

Unified Fund Services

431 N. Pennsylvania Street, Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 937-222-9531

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

BALANCED FUND
Ticker	Cusip	Name	Record Date	Shareholder Meeting Date	Description of the Matter Voted On	Matter Proposed By: Management (M) Shareholders (S)	Vote: Yes (Y) or No (N)	For, Against or Abstain	Fund Cast its Vote For or Against M

AA	013817101	Alcoa, Inc.	01/23/06	04/21/06	Election of directors.	M	Y	For	For
					Proposal to ratify the independent auditor.	M	Y	For	For

AT	020039103	Alltel Corp.	02/24/06	04/20/06	Election of directors.	M	Y	For	For
					Approval of amended and restated Alltel performance incentive compensation plan.	M	Y	For	For
					Approval of amended and restated Alltel long-term performance incentive plan.	M	Y	For	For
					Ratification of appointment of independent auditors.	M	Y	For	For

AIG	026874107	American International Group, Inc.	06/24/05	08/11/05	Election of directors.	M	Y	For	For
					Ratification of independent accountants.	M	Y	For	For

AIG	026874107	American International Group, Inc.	03/24/06	05/17/06	Election of directors.	M	Y	For	For
					Ratification of the selection of Price Waterhouse Coopers, LLP as AIG's independent registered public accounting firm for 2006.	M	Y	For	For
					Adoption of an executive incentive plan.	M	Y	For	For

AMAT	038222105	Applied Materials, Inc.	01/27/06	03/22/06	Election of directors.	M	Y	For	For
					To ratify the appointment of KPMG, LLP as Applied Materials' independent registered public accounting firm for fiscal year 2006.	M	Y	For	For

BLS	079860102	Bellsouth Corp.	03/06/06	04/24/06	Election of directors.	M	Y	For	For
					Ratify the appointment of the independent registered public accounting firm.	M	Y	For	For
					Shareholder proposal Re: Disclosure of political contributions.	S	Y	Against	For

CVC	12686C109	Cablevision Systems Corp.	04/17/06	05/18/06	Election of directors.	M	Y	For	For
					Proposal to ratify and approve the appointment of KPMG, LLP as independent registered public accounting firm of the Company for the fiscal year 2006.	M	Y	For	For

					Proposal to authorize and approve the Cablevision Systems Corp. 2006 employee stock plan.	M	Y	Against	Against
					Proposal to authorize and approve the Cablevision Systems Corp. 2006 cash incentive plan.	M	Y	For	For
					Proposal to authorize and approve the Cablevision Systems Corp. 2006 stock plan for non-employee directors.	M	Y	For	For

CSG	127209302	Cadbury Schweppes, Plc.	04/06/06	05/18/06	Election of directors.	M	Y	For	For
					Financial statements.	M	Y	For	For
					Declaration of final dividend 2005.	M	Y	For	For
					Directors' remuneration report.	M	Y	For	For
					Re-appointment of auditors.	M	Y	For	For
					Remuneration of auditors.	M	Y	For	For
					Approve proposed amendments to the international share award plan.	M	Y	For	For
					Approve proposed amendments to the 2004 long-term incentive plan.	M	Y	For	For
					Authority to allot relevant securities.	M	Y	For	For
					Authority to disapply pre-emption rights.	M	Y	For	For
					Authority to purchase own ordinary shares.	M	Y	For	For

CVX	166764100	Chevron Corp.	03/06/06	04/26/06	Election of directors.	M	Y	For	For
					Ratification of independent registered public accounting firm.	M	Y	For	For
					Amend company by-laws to include proponet reimbursement.	S	Y	For	Against
					Report on oil and gas drilling in protected areas.	S	Y	Against	For
					Report on political contributions.	S	Y	Against	For
					Adopt an animal welfare policy.	S	Y	Against	For
					Report on human rights.	S	Y	Against	For
					Report on Ecuador.	S	Y	Against	For

C	172967101	Citigroup, Inc.	02/24/06	04/18/06	Election of directors.	M	Y	For	For
					Proposal to ratify the selection of KPMG, LLP as Citigroup's independent registered public accounting firm for 2006.	M	Y	For	For
					Proposal to amend article Fourth of the restated Certificate of Incorporation.	M	Y	For	For
					Proposal to amend article Eighth of the restated Certificate of Incorporation.	M	Y	For	For
					Proposal to amend article Ninth of the restated Certificate of Incorporation.	M	Y	For	For

					Stockholder proposal requesting no future new stock option grants and no renewal or repricing of current stock options.	S	Y	Against	For
					Stockholder proposal requesting a report on political contributions.	S	Y	Against	For
					Stockholder proposal requesting a report on charitable contributions.	S	Y	Against	For
					Stockholder proposal requesting the adoption of a policy regarding performance-based equity compensation for senior executives.	S	Y	Against	For
					Stockholder proposal regarding reimbursement of expenses incurred by a stockholder in a contested election of directors.	S	Y	Against	For
					Stockholder proposal requesting that the Chairman of the Board have no management duties, titles or responsibilities.	S	Y	Against	For
					Stockholder proposal requesting the recoupment of management bonuses in the event of a restatement of earnings.	S	Y	Against	For

CMCSA	20030N101	Comcast Corp.	03/10/06	05/18/06	Election of directors.	M	Y	For	For
					Independent auditors.	M	Y	For	For
					2002 Employee stock purchase plan.	M	Y	For	For
					2002 Restricted stock plan.	M	Y	For	For
					2006 Cash bonus plan.	M	Y	For	For
					Prevent the issuance of new stock options.	M	Y	Against	For
					Require that the chairman of the board not be an employee.	M	Y	For	Against
					Limit compensation for mgmt.	M	Y	Against	For
					Adopt a recapitalization plan.	M	Y	For	Against
					Establish a majority vote shareholder committee.	M	Y	For	Against

COP	20825C104	Conocophillips	03/10/06	05/10/06	Election of directors.	M	Y	For	For
					Ratification of appointment of Ernst & Young, LLP as independent registered public accounting firm for 2006.	M	Y	For	For
					Drilling in sensitive areas.	S	Y	Against	For
					Director election vote standard.	S	Y	For	Against
					Shareholder approval of future extraordinary retirement benefits for senior executives.	S	Y	For	Against
					Environmental accountability to communities.	S	Y	Against	For
					Equitable compensation of non-employee directors.	S	Y	Against	For

CVS	126650100	CVS Corp.	03/15/06	05/11/06	Election of directors.	M	Y	For	For
					Proposal to ratify the appointment of KPMG, LLP as CVS' independent registered public accounting firm for the fiscal year ending December 30, 2006.	M	Y	For	For

					Stockholder proposal regarding election of directors.	S	Y	For	Against
					Stockholder proposal regarding retirement benefits of certain senior executives.	S	Y	For	Against
					Stockholder proposal regarding independence of the Chairman of the Board.	S	Y	For	Against
					Stockholder proposal regarding the formulation of cosmetics sold at CVS.	S	Y	Against	For

FD	31410H101	Federated Department Stores, Inc.	03/31/06	05/19/06	Election of directors.	M	Y	For	For
					To ratify the appointment of KPMG, LLP as Federated's independent registered public accounting firm for the fiscal year ending February 3, 2007.	M	Y	For	For
					To adopt an amendment to Federated's Certificate of Incorporation.	M	Y	For	For
					To amend Federated's 1995 executive equity incentive plan.	M	Y	For	For
					To amend Federated's 1994 stock incentive plan.	M	Y	For	For
					To act upon a stockholder proposal to adopt a policy that would limit the number of boards on which Federated's directors may concurrently serve.	S	Y	Against	For

FDX	31428X106	Fedex Corp.	08/01/05	09/26/05	Election of directors.	M	Y	For	For
					Approval of amendment to incentive stock plan to increase the number of shares issuable under the plan.	M	Y	For	For
					Ratification of independent registered public accounting firm.	M	Y	For	For
					Stockholder proposal regarding simple majority voting.	S	Y	For	Against
					Stockholder proposal regarding political contributions report.	S	Y	Against	For
					Stockholder proposal regarding majority voting for director elections.	S	Y	For	Against

FSH	338032204	Fisher Scientific International, Inc.	03/17/06	05/05/06	Election of directors.	M	Y	For	For
					Approval and adoption of the Fisher Scientific employee stock purchase plan.	M	Y	For	For
					Ratify the appointment of Deloitte & Touche, LLP, the independent registered public accounting firm of the Company, for the current fiscal year.	M	Y	For	For

GE	369604103	General Electric Co.	02/27/06	04/26/06	Election of directors.	M	Y	For	For

					Ratification of selection of independent auditor.	M	Y	For	For
					Cumulative voting.	S	Y	Against	For
					Curb over-extended directors.	S	Y	Against	For
					One director from the ranks of retirees.	S	Y	Against	For
					Independent Board Chairman.	S	Y	Against	For
					Director election majority vote standard.	S	Y	For	Against
					Report on global warming science.	S	Y	Against	For

DA	399449107	Groupe Danone	03/21/06	04/27/06	Approval of the statutory financial statements for the fiscal year ended December 31, 2005.	M	Y	For	For
					Approval of the consolidated financial statements for the fiscal year ended December 31, 2005.	M	Y	For	For
					Approval of the allocation of the earnings for the fiscal year ended December 31, 2005.	M	Y	For	For
					Approval of the agreements referred to in the special report of the statutory auditors.	M	Y	For	For
					Renewal of the appointment of Mr. Richard Goblet D'Alviella as a member of the Board of Directors.	M	Y	For	For
					Renewal of the appointment of Mr. Christian Laubie as a member of the Board of Directors.	M	Y	For	For
					Renewal of the appointment of Mr. Jean Laurent as a member of the Board of Directors.	M	Y	For	For
					Renewal of the appointment of Mr. Hakan Mogren as a member of the Board of Directors.	M	Y	For	For
					Renewal of the appointment of Mr. Benoit Potier as a member of the Board of Directors.	M	Y	For	For
					Authorization granted to the Board of Directors to purchase, retain or transfer Groupe Danone shares.	M	Y	For	For
					Authorization granted to the Board of Directors to issue ordinary bonds or subordinated securities.	M	Y	For	For
					Authorization granted to the Board of Directors to increase the share capital.	M	Y	For	For
					Powers to effect formalities.	M	Y	For	For

HD	437076102	The Home Depot, Inc.	03/28/06	05/25/06	Election of directors.	M	Y	Withhold all nominees	Against
					To ratify the appointment of KPMG, LLP as independent registered public accounting firm for fiscal 2006.	M	Y	For	For

					Shareholder proposal regarding committee report.	S	Y	For	Against
					Shareholder proposal regarding employment diversity report disclosure.	S	Y	Against	For
					Shareholder proposal regarding Chairman and CEO.	S	Y	For	Against
					Shareholder proposal regarding method of voting for directors.	S	Y	For	Against
					Shareholder proposal regarding retirement benefits.	S	Y	For	Against
					Shareholder proposal regarding political contributions.	S	Y	Against	For
					Shareholder proposal regarding governing documents.	S	Y	For	Against
					Shareholder proposal regarding political nonpartisanship.	S	Y	Against	For

HMC	438128308	Honda Motor Company, Ltd.	03/30/06	06/23/06	Election of directors.	M	Y	For	For
					Approval of proposal of appropriation of retained earnings for the 82nd fiscal year.	M	Y	For	For
					Partial amendments to the Articles of Incorporation.	M	Y	For	For
					Payment of bonus to directors and corporate auditors for the 82nd fiscal year.	M	Y	For	For
					Presentation of retirement allowance to retiring director for his respective services.	M	Y	For	For

HON	438516106	Honeywell International, Inc.	02/24/06	04/24/06	Election of directors.	M	Y	For	For
					Approval of independent accountants.	M	Y	For	For
					2006 Stock incentive plan.	M	Y	For	For
					2006 stock plan for non-employee directors.	M	Y	For	For
					Majority vote.	S	Y	For	Against
					Director compensation.	S	Y	Against	For
					Recoup unearned mgmt bonuses.	S	Y	For	Against
					Onondaga Lake environmental pollution.	S	Y	Against	For
					Separate vote on golden payments.	S	Y	For	Against

IBM	459200101	International Business Machines Corp.	02/24/06	04/25/06	Election of directors.	M	Y	For	For
					Ratification of appointment of independent registered public accounting firm.	M	Y	For	For
					Stockholder proposal on: Cumulative voting.	S	Y	For	Against
					Stockholder proposal on: Pension and retirement medical.	S	Y	Against	For
					Stockholder proposal on: Executive compensation.	S	Y	For	Against

					Stockholder proposal on: Disclosure of executive compensation.	S	Y	For	Against
					Stockholder proposal on: Offshoring.	S	Y	Against	For
					Stockholder proposal on: China business principles.	S	Y	Against	For
					Stockholder proposal on: Political contributions.	S	Y	Against	For
					Stockholder proposal on: Majority voting for directors.	S	Y	For	Against
					Stockholder proposal on: Simple majority vote.	S	Y	For	Against

JPM	46625H100	JPMorgan Chase & Co.	03/17/06	05/16/06	Election of directors.	M	Y	For	For
					Appointment of independent registered public accounting firm.	M	Y	For	For
					Stock options.	S	Y	Against	For
					Performance-based restricted stock.	S	Y	For	Against
					Separate Chairman.	S	Y	For	Against
					Sexual orientation.	S	Y	Against	For
					Special shareholder meetings.	S	Y	For	Against
					Lobbying priorities report.	S	Y	Against	For
					Political contributions report.	S	Y	Against	For
					Poison pill.	S	Y	Against	For
					Cumulative voting.	S	Y	For	Against
					Bonus recoupment.	S	Y	Against	For
					Overcommitted directors.	S	Y	Against	For

KR	501044101	The Kroger Company	04/24/06	06/22/06	Election of directors.	M	Y	For	For
					Annual election of all directors. (Requires the adoption of Proposal 3).	M	Y	For	For
					Elimination of cumulative voting for directors.	M	Y	For	For
					Elimination of supermajority requirement for some transactions.	M	Y	For	For
					Opt out of the Ohio control share acquisition statute.	M	Y	For	For
					Rules of conduct for shareholder meetings; meetings outside of Cincinnati.	M	Y	Against	Against
					Approval of Price Waterhouse Coopers, LLP as auditors.	M	Y	For	For
					Approve shareholder proposal, if properly presented, to recommend progress reports on suppliers' controlled-atmosphere killing of chickens.	S	Y	Against	For
					Approve shareholder proposal, if properly presented, to recommend the preparation of sustainability report.	S	Y	Against	For

MMC	571748102	Marsh & McLennan Cos., Inc.	03/20/06	05/18/06	Election of directors.	M	Y	For	For
					Ratification of selection of independent registered public accounting firm.	M	Y	For	For
					Stockholder proposal - Director election voting standard	S	Y	For	Against
					Stockholder proposal - Political contribution disclosure.	S	Y	Against	For

MET	59156R108	Metlife, Inc.	03/01/06	04/25/06	Election of directors.	M	Y	For	For
					Ratification of appointment of Deloitte & Touche, LLP as independent auditor for 2006.	M	Y	For	For

MSFT	594918104	Microsoft Corp.	09/09/05	11/09/05	Election of directors.	M	Y	For	For
					Ratification of the selection of Deloitte & Touche, LLP as the Company's independent auditor.	M	Y	For	For

MOT	620076109	Motorola, Inc.	03/03/06	05/01/06	Election of director: E. Zander.	M	Y	For	For
					Election of director: H.L. Fuller.	M	Y	For	For
					Election of director: J. Lewent.	M	Y	For	For
					Election of director: T. Meredith.	M	Y	For	For
					Election of director: N. Negroponte.	M	Y	For	For
					Election of director: I. Nooyi.	M	Y	For	For
					Election of director: S. Scott, III.	M	Y	For	For
					Election of director: R. Sommer.	M	Y	For	For
					Election of director: J. Stengel.	M	Y	For	For
					Election of director: D. Warner, III.	M	Y	For	For
					Election of director: J. White.	M	Y	For	For
					Election of director: M. White.	M	Y	For	For
					Adoption of the Motorola omnibus incentive plan of 2006.	M	Y	For	For
					Shareholder proposal re: Redeem or vote poison pill.	S	Y	For	Against

NBL	655044105	Noble Energy	03/14/06	04/25/06	Election of directors.	M	Y	For	For
					Proposal to ratify the appointment of KPMG, LLP as the Company's independent auditor.	M	Y	For	For

Stockholder proposal that the Board of Directors revise the Corporate Governance Guidelines of the Company to establish a policy of separating the positions of Chairman of the Board of Directors and Chief Executive Officer so that the Chairman of the Board of Directors will be an independent member of the Board, all as more fully described in the proxy statement.

						S	Y	For	Against

NSC	655844108	Norfolk Southern Corp.	03/06/06	05/11/06	Election of directors.	M	Y	For	For
					Ratification of the appointment of KPMG, LLP, independent registered public accounting firm, as Norfolk Southern's independent auditors for the year ending December 31, 2006.	M	Y	For	For

PFE	717081103	Pfizer, Inc.	03/01/06	04/27/06	Election of directors.	M	Y	For	For
					Proposal to ratify the appointment of KPMG, LLP as independent registered public accounting firm for 2006.	M	Y	For	For
					Management proposal to amend Company's restated Certificate of Incorporation to eliminate supermajority vote requirements and fair price provision.	M	Y	For	For
					Shareholder proposal relating to term limits for directors.	S	Y	Against	For
					Shareholder proposal requesting reporting on pharmaceutical price restraint.	S	Y	Against	For
					Shareholder proposal relating to cumulative voting.	S	Y	For	Against
					Shareholder proposal requesting separation of roles of Chairman and CEO.	S	Y	For	Against
					Shareholder proposal requesting a report on political contributions.	S	Y	Against	For
					Shareholder proposal requesting a report on the feasibility of amending Pfizer's corporate policy on laboratory animal care and use.	S	Y	Against	For
					Shareholder proposal requesting justification for financial contributions which advance animal-based testing methodologies.	S	Y	Against	For

SWY	786514208	Safeway, Inc.	03/27/06	05/25/06	Election of directors.	M	Y	For	For
					Re-approval of 2001 amended and restated operating performance bonus plan for executive officers of Safeway, Inc.	M	Y	For	For
					Ratification of appointment of Deloitte & Touche, LLP as the Company's independent registered public accounting firm for fiscal year 2006.	M	Y	For	For
					Stockholder proposal requesting cumulative voting.	S	Y	For	Against
					Stockholder proposal requesting a separate vote on golden pay in connection with a merger.	S	Y	For	Against
					Stockholder proposal requesting the creation of a formal mechanism for dialogue between independent directors and shareholders.	S	Y	Against	For

					Stockholder proposal requesting the labeling of genetically engineered products.	S	Y	Against	For
					Stockholder proposal requesting that the Company issue a sustainability report.	S	Y	Against	For

STI	867914103	Suntrust Banks, Inc.	02/28/06	04/18/06	Election of directors.	M	Y	For	For
					Proposal to ratify the appointment of Price Waterhouse Coopers, LLP as independent auditors for 2006.	M	Y	For	For
					Shareholder proposal that directors be elected annually.	S	Y	For	Against

TSM	874039100	Taiwan Semiconductor Mfg. Co., Ltd.	03/20/06	05/16/06	Election of directors.	M	Y	For	For
					To accept 2005 business report and financial statements.	M	Y	For	For
					To approve the proposal for distribution of 2005 profits.	M	Y	For	For
					To approve the capitalization of 2005 dividends, 2005 employee profit sharing, and capital surplus.	M	Y	For	For
					To approve revisions to the articles of incorporation.	M	Y	For	For

TEVA	881624209	Teva Pharmaceutical Industries, Ltd.	09/22/05	10/27/05

To approve the issuance of ordinary shares of Teva, pursuant to the agreement and plan of merger, dated July 25, 2005, by and among Ivax Corporation, Teva and two wholly owned subsidiaries of Teva, Ivory Acquisition Sub, Inc. and Ivory Acquisition Sub II, Inc.

						M	Y	For	No Action

TEVA	881624209	Teva Pharmaceutical Industries, Ltd.	03/27/06	05/04/06	To receive and discuss the Company's consolidated balance sheet as of December 31, 2005 and the consolidated statements of income for the year then ended.	M	Y	For	For
					To approve the Board of Directors' recommendation that the cash dividend for the year ended December 31, 2005 be declared final.	M	Y	For	For
					To appoint Prof. Gabriela Shalev as a statutory independent director for an additional term of three years.	M	Y	For	For
					To elect the following director to serve for a three-year term: Dr. Phillip Frost.	M	Y	For	For
					To elect the following director to serve for a three-year term: Carlo Salvi.	M	Y	For	For
					To elect the following director to serve for a three-year term: David Shamir.	M	Y	For	For

					To approve the purchase of Director's and Officer's liability insurance for the Directors and Officers of the Company.	M	Y	Against	Against
					To approve an amendment to section 60(E) of the Company's articles of association.	M	Y	For	For
					To approve an increase in the remuneration paid to the directors of the Company (other than the Chairman of the Board).	M	Y	For	For
					To appoint Kesselman and Kesselman, as the independent registered public accounting firm and determine their compensation.	M	Y	For	For

TWX	887317105	Time Warner, Inc.	03/24/06	05/19/06	Election of directors.	M	Y	For	For
					Ratification of auditors.	M	Y	For	For
					Approval of Time Warner, Inc. 2006 stock incentive plan.	M	Y	For	For
					Stockholder proposal regarding simple majority vote.	S	Y	For	Against
					Stockholder proposal regarding separation of roles of Chairman and CEO.	S	Y	Against	For
					Stockholder proposal regarding code of vendor conduct.	S	Y	Against	For

TM	892331307	Toyota Motor Corp.	03/30/06	06/23/06	Approval of proposed appropriation of retained earnings for the FY-2006 term.	M	Y	For	No Action
					Partial amendment of the Articles of Incorporation.	M	Y	For	No Action
					Election of 26 directors.	M	Y	For	No Action
					Election of 3 corporate auditors.	M	Y	For	No Action
					Issue of stock acquisition rights without consideration to directors, managing officers and employees, etc., of Toyota Motor Corporation and its affiliates.	M	Y	For	No Action
					Acquisition of own shares.	M	Y	For	No Action
					Award of bonus payments to retiring corporate auditors, and payment of the final retirement bonus to directors due to the abolishment of the retirement bonus system for directors.	M	Y	For	No Action
					Revision of the amount of remuneration for directors.	M	Y	For	No Action

TXU	873168108	TXU Corp.	03/21/06	05/19/06	Election of directors.	M	Y	For	For
					Approval of auditor - Deloitte & Touche, LLP.	M	Y	For	For
					Approval of amendment to the Company's Restated Bylaws.	M	Y	For	For
					Approval of the Company's restated Certificate of Formation.	M	Y	For	For
					Shareholder proposal to elect directors by majority vote.	S	Y	For	Against

TYC	902124106	Tyco International Ltd.	01/09/06	03/09/06	Election of directors.	M	Y	For	For
					Set the maximum number of directors at 12	M	Y	For	For
					Authorization for the Board of Directors to appoint an additional director to fill the vacancy proposed to be created on the board.	M	Y	For	For
					Re-appointment of Deloitte & Touche, LLP as Tyco's independent auditors and authorization for the audit committee of the Board of Directors to set the auditors' remuneration.	M	Y	For	For

USB	902973304	U.S. Bancorp	02/27/06	04/18/06	Election of directors.	M	Y	For	For
					Ratify selection of Ernst & Young, LLP as independent auditor for the 2006 fiscal year.	M	Y	For	For
					Approval of the U.S. Bancorp 2006 executive incentive plan.	M	Y	For	For
					Shareholder proposal: Declassification of the Board of Directors.	S	Y	For	Against
					Shareholder proposal: Annual approval of the compensation committee report.	S	Y	For	Against

VOD	92857W100	Vodafone Group, Plc.	06/14/05	07/26/05	Election of directors.	M	Y	For	No Action
					To receive the report of the directors and financial statements.	M	Y	For	No Action
					To approve a final dividend of 2.16P per ordinary share.	M	Y	For	No Action
					To approve the remuneration report.	M	Y	For	No Action
					To appoint Deloitte & Touche, LLP as auditors.	M	Y	For	No Action
					To authorize the audit committee to determine the auditors' remuneration.	M	Y	For	No Action
					To authorize donations under the political parties, elections and referendums act 2000.	M	Y	For	No Action
					To renew authority to allot shares under article 16.2 of the Company's articles of association.	M	Y	For	No Action
					To renew authority to disapply pre-emption rights under article 16.3 of the Company's articles of association.	M	Y	For	No Action
					To authorize the Company's purchase of its own shares (Section 166, Companies Act 1985.)	M	Y	For	No Action
					To approve changes to the Company's memorandum and articles of association.	M	Y	For	No Action
					To approve the Vodafone Global Incentive Plan.	M	Y	For	No Action

WB	929903102	Wachovia Corp.	02/22/06	04/18/06	Election of directors.	M	Y	For	For

					A Wachovia proposal to ratify the appointment of KPMG, LLP as auditors for the year 2006.	M	Y	For	For
					A stockholder proposal regarding future severance arrangements.	S	Y	For	Against
					A stockholder proposal regarding reporting of political contributions.	S	Y	Against	For
					A stockholder proposal regarding separating the offices of Chairman and Chief Executive Officer.	S	Y	Against	For
					A stockholder proposal regarding majority voting in director elections.	S	Y	For	Against

WMT	931142103	Wal-Mart Stores, Inc.	04/05/06	06/02/06	Election of directors.	M	Y	For	For
					Ratification of independent accountants.	M	Y	For	For
					A shareholder proposal regarding humane poultry slaughter.	S	Y	Against	For
					A shareholder proposal regarding a political contributions report.	S	Y	Against	For
					A shareholder proposal regarding a director election majority vote standard.	S	Y	For	Against
					A shareholder proposal regarding a sustainability report.	S	Y	Against	For
					A shareholder proposal regarding compensation disparity.	S	Y	Against	For
					A shareholder proposal regarding an equity compensation glass ceiling report.	S	Y	Against	For

WFT	G95089101	Weatherford International, Ltd.	03/10/06	05/09/06	Election of directors.	M	Y	For	For

Appointment of Ernst & Young, LLP as independent registered public accounting firm (which constitutes the auditors for purposes of Bermuda law) for the year ending December 31, 2006, and authorization of the audit committee of the Board of Directors to set Ernst & Young, LLP's remuneration.

						M	Y	For	For
					Approval of the Weatherford International, Ltd 2006 Omnibus incentive plan.	M	Y	Against	Against

Approval of an increase in the company's authorized share capital from $510,000,000, consisting of 500,000,000 common shares and 10,000,000 preference shares, to $1,010,000,000, by the creation of 500,000,000 additional common shares.

						M	Y	For	For

LARGE CAP VALUE FUND

Ticker	Cusip	Name	Record Date	Shareholder Meeting Date	Description of the Matter Voted On	Matter Proposed By: Management (M) Shareholders (S)	Vote: Yes (Y) or No (N)	For, Against or Abstain	Fund Cast its Vote For or Against M

AA	013817101	Alcoa, Inc.	01/23/06	04/21/06	Election of directors.	M	Y	For	For
					Proposal to ratify the independent auditor.	M	Y	For	For

AT	020039103	Alltel Corp.	02/24/06	04/20/06	Election of directors.	M	Y	For	For
					Approval of amended and restated Alltel performance incentive compensation plan.	M	Y	For	For
					Approval of amended and restated Alltel long-term performance incentive plan.	M	Y	For	For
					Ratification of appointment of independent auditors.	M	Y	For	For

AIG	026874107	American International Group, Inc.	06/24/05	08/11/05	Election of directors.	M	Y	For	For
					Ratification of independent accountants.	M	Y	For	For

AIG	026874107	American International Group, Inc.	03/24/06	05/17/06	Election of directors.	M	Y	For	For
					Ratification of the selection of Price Waterhouse Coopers, LLP as AIG's independent registered public accounting firm for 2006.	M	Y	For	For
					Adoption of an executive incentive plan.	M	Y	For	For

AMAT	038222105	Applied Materials, Inc.	01/27/06	03/22/06	Election of directors.	M	Y	For	For
					To ratify the appointment of KPMG, LLP as Applied Materials' independent registered public accounting firm for fiscal year 2006.	M	Y	For	For

BLS	079860102	Bellsouth Corp.	03/06/06	04/24/06	Election of directors.	M	Y	For	For
					Ratify the appointment of the independent registered public accounting firm.	M	Y	For	For
					Shareholder proposal Re: Disclosure of political contributions.	S	Y	Against	For

CVC	12686C109	Cablevision Systems Corp.	04/17/06	05/18/06	Election of directors.	M	Y	For	For
					Proposal to ratify and approve the appointment of KPMG, LLP as independent registered public accounting firm of the Company for the fiscal year 2006.	M	Y	For	For
					Proposal to authorize and approve the Cablevision Systems Corp. 2006 employee stock plan.	M	Y	Against	Against
					Proposal to authorize and approve the Cablevision Systems Corp. 2006 cash incentive plan.	M	Y	For	For
					Proposal to authorize and approve the Cablevision Systems Corp. 2006 stock plan for non-employee directors.	M	Y	For	For

CSG	127209302	Cadbury Schweppes, Plc.	04/06/06	05/18/06	Election of directors.	M	Y	For	For
					Financial statements.	M	Y	For	For
					Declaration of final dividend 2005.	M	Y	For	For
					Directors' remuneration report.	M	Y	For	For
					Re-appointment of auditors.	M	Y	For	For
					Remuneration of auditors.	M	Y	For	For
					Approve proposed amendments to the international share award plan.	M	Y	For	For
					Approve proposed amendments to the 2004 long-term incentive plan.	M	Y	For	For
					Authority to allot relevant securities.	M	Y	For	For
					Authority to disapply pre-emption rights.	M	Y	For	For
					Authority to purchase own ordinary shares.	M	Y	For	For

CVX	166764100	Chevron Corp.	03/06/06	04/26/06	Election of directors.	M	Y	For	For
					Ratification of independent registered public accounting firm.	M	Y	For	For
					Amend company by-laws to include proponet reimbursement.	S	Y	For	Against
					Report on oil and gas drilling in protected areas.	S	Y	Against	For
					Report on political contributions.	S	Y	Against	For
					Adopt an animal welfare policy.	S	Y	Against	For
					Report on human rights.	S	Y	Against	For
					Report on Ecuador.	S	Y	Against	For

C	172967101	Citigroup, Inc.	02/24/06	04/18/06	Election of directors.	M	Y	For	For
					Proposal to ratify the selection of KPMG, LLP as Citigroup's independent registered public accounting firm for 2006.	M	Y	For	For
					Proposal to amend article Fourth of the restated Certificate of Incorporation.	M	Y	For	For

					Proposal to amend article Eighth of the restated Certificate of Incorporation.	M	Y	For	For
					Proposal to amend article Ninth of the restated Certificate of Incorporation.	M	Y	For	For
					Stockholder proposal requesting no future new stock option grants and no renewal or repricing of current stock options.	S	Y	Against	For
					Stockholder proposal requesting a report on political contributions.	S	Y	Against	For
					Stockholder proposal requesting a report on charitable contributions.	S	Y	Against	For
					Stockholder proposal requesting the adoption of a policy regarding performance-based equity compensation for senior executives.	S	Y	Against	For
					Stockholder proposal regarding reimbursement of expenses incurred by a stockholder in a contested election of directors.	S	Y	Against	For
					Stockholder proposal requesting that the Chairman of the Board have no management duties, titles or responsibilities.	S	Y	Against	For
					Stockholder proposal requesting the recoupment of management bonuses in the event of a restatement of earnings.	S	Y	Against	For

CMCSA	20030N101	Comcast Corp.	03/10/06	05/18/06	Election of directors.	M	Y	For	For
					Independent auditors.	M	Y	For	For
					2002 Employee stock purchase plan.	M	Y	For	For
					2002 Restricted stock plan.	M	Y	For	For
					2006 Cash bonus plan.	M	Y	For	For
					Prevent the issuance of new stock options.	M	Y	Against	For
					Require that the chairman of the board not be an employee.	M	Y	For	Against
					Limit compensation for mgmt.	M	Y	Against	For
					Adopt a recapitalization plan.	M	Y	For	Against
					Establish a majority vote shareholder committee.	M	Y	For	Against

COP	20825C104	Conocophillips	03/10/06	05/10/06	Election of directors.	M	Y	For	For
					Ratification of appointment of Ernst & Young, LLP as independent registered public accounting firm for 2006.	M	Y	For	For
					Drilling in sensitive areas.	S	Y	Against	For
					Director election vote standard.	S	Y	For	Against
					Shareholder approval of future extraordinary retirement benefits for senior executives.	S	Y	For	Against
					Environmental accountability to communities.	S	Y	Against	For
					Equitable compensation of non-employee directors.	S	Y	Against	For

CVS	126650100	CVS Corp.	03/15/06	05/11/06	Election of directors.	M	Y	For	For
					Proposal to ratify the appointment of KPMG, LLP as CVS' independent registered public accounting firm for the fiscal year ending December 30, 2006.	M	Y	For	For
					Stockholder proposal regarding election of directors.	S	Y	For	Against
					Stockholder proposal regarding retirement benefits of certain senior executives.	S	Y	For	Against
					Stockholder proposal regarding independence of the Chairman of the Board.	S	Y	For	Against
					Stockholder proposal regarding the formulation of cosmetics sold at CVS.	S	Y	Against	For

FD	31410H101	Federated Department Stores, Inc.	03/31/06	05/19/06	Election of directors.	M	Y	For	For
					To ratify the appointment of KPMG, LLP as Federated's independent registered public accounting firm for the fiscal year ending February 3, 2007.	M	Y	For	For
					To adopt an amendment to Federated's Certificate of Incorporation.	M	Y	For	For
					To amend Federated's 1995 executive equity incentive plan.	M	Y	For	For
					To amend Federated's 1994 stock incentive plan.	M	Y	For	For
					To act upon a stockholder proposal to adopt a policy that would limit the number of boards on which Federated's directors may concurrently serve.	S	Y	Against	For

FDX	31428X106	Fedex Corp.	08/01/05	09/26/05	Election of directors.	M	Y	For	For
					Approval of amendment to incentive stock plan to increase the number of shares issuable under the plan.	M	Y	For	For
					Ratification of independent registered public accounting firm.	M	Y	For	For
					Stockholder proposal regarding simple majority voting.	S	Y	For	Against
					Stockholder proposal regarding political contributions report.	S	Y	Against	For
					Stockholder proposal regarding majority voting for director elections.	S	Y	For	Against

FSH	338032204	Fisher Scientific International, Inc.	03/17/06	05/05/06	Election of directors.	M	Y	For	For
					Approval and adoption of the Fisher Scientific employee stock purchase plan.	M	Y	For	For

					Ratify the appointment of Deloitte & Touche, LLP, the independent registered public accounting firm of the Company, for the current fiscal year.	M	Y	For	For

GE	369604103	General Electric Co.	02/27/06	04/26/06	Election of directors.	M	Y	For	For
					Ratification of selection of independent auditor.	M	Y	For	For
					Cumulative voting.	S	Y	Against	For
					Curb over-extended directors.	S	Y	Against	For
					One director from the ranks of retirees.	S	Y	Against	For
					Independent Board Chairman.	S	Y	Against	For
					Director election majority vote standard.	S	Y	For	Against
					Report on global warming science.	S	Y	Against	For

DA	399449107	Groupe Danone	03/21/06	04/27/06	Approval of the statutory financial statements for the fiscal year ended December 31, 2005.	M	Y	For	For
					Approval of the consolidated financial statements for the fiscal year ended December 31, 2005.	M	Y	For	For
					Approval of the allocation of the earnings for the fiscal year ended December 31, 2005.	M	Y	For	For
					Approval of the agreements referred to in the special report of the statutory auditors.	M	Y	For	For
					Renewal of the appointment of Mr. Richard Goblet D'Alviella as a member of the Board of Directors.	M	Y	For	For
					Renewal of the appointment of Mr. Christian Laubie as a member of the Board of Directors.	M	Y	For	For
					Renewal of the appointment of Mr. Jean Laurent as a member of the Board of Directors.	M	Y	For	For
					Renewal of the appointment of Mr. Hakan Mogren as a member of the Board of Directors.	M	Y	For	For
					Renewal of the appointment of Mr. Benoit Potier as a member of the Board of Directors.	M	Y	For	For
					Authorization granted to the Board of Directors to purchase, retain or transfer Groupe Danone shares.	M	Y	For	For
					Authorization granted to the Board of Directors to issue ordinary bonds or subordinated securities.	M	Y	For	For
					Authorization granted to the Board of Directors to increase the share capital.	M	Y	For	For
					Powers to effect formalities.	M	Y	For	For

HD	437076102	The Home Depot, Inc.	03/28/06	05/25/06	Election of directors.	M	Y	Withhold all nominees	Against
					To ratify the appointment of KPMG, LLP as independent registered public accounting firm for fiscal 2006.	M	Y	For	For
					Shareholder proposal regarding committee report.	S	Y	For	Against
					Shareholder proposal regarding employment diversity report disclosure.	S	Y	Against	For
					Shareholder proposal regarding Chairman and CEO.	S	Y	For	Against
					Shareholder proposal regarding method of voting for directors.	S	Y	For	Against
					Shareholder proposal regarding retirement benefits.	S	Y	For	Against
					Shareholder proposal regarding political contributions.	S	Y	Against	For
					Shareholder proposal regarding governing documents.	S	Y	For	Against
					Shareholder proposal regarding political nonpartisanship.	S	Y	Against	For

HMC	438128308	Honda Motor Company, Ltd.	03/30/06	06/23/06	Election of directors.	M	Y	For	For
					Approval of proposal of appropriation of retained earnings for the 82nd fiscal year.	M	Y	For	For
					Partial amendments to the Articles of Incorporation.	M	Y	For	For
					Payment of bonus to directors and corporate auditors for the 82nd fiscal year.	M	Y	For	For
					Presentation of retirement allowance to retiring director for his respective services.	M	Y	For	For

HON	438516106	Honeywell International, Inc.	02/24/06	04/24/06	Election of directors.	M	Y	For	For
					Approval of independent accountants.	M	Y	For	For
					2006 Stock incentive plan.	M	Y	For	For
					2006 stock plan for non-employee directors.	M	Y	For	For
					Majority vote.	S	Y	For	Against
					Director compensation.	S	Y	Against	For
					Recoup unearned mgmt bonuses.	S	Y	For	Against
					Onondaga Lake environmental pollution.	S	Y	Against	For
					Separate vote on golden payments.	S	Y	For	Against

IBM	459200101	International Business Machines Corp.	02/24/06	04/25/06	Election of directors.	M	Y	For	For
					Ratification of appointment of independent registered public accounting firm.	M	Y	For	For

					Stockholder proposal on: Cumulative voting.	S	Y	For	Against
					Stockholder proposal on: Pension and retirement medical.	S	Y	Against	For
					Stockholder proposal on: Executive compensation.	S	Y	For	Against
					Stockholder proposal on: Disclosure of executive compensation.	S	Y	For	Against
					Stockholder proposal on: Offshoring.	S	Y	Against	For
					Stockholder proposal on: China business principles.	S	Y	Against	For
					Stockholder proposal on: Political contributions.	S	Y	Against	For
					Stockholder proposal on: Majority voting for directors.	S	Y	For	Against
					Stockholder proposal on: Simple majority vote.	S	Y	For	Against

JPM	46625H100	JPMorgan Chase & Co.	03/17/06	05/16/06	Election of directors.	M	Y	For	For
					Appointment of independent registered public accounting firm.	M	Y	For	For
					Stock options.	S	Y	Against	For
					Performance-based restricted stock.	S	Y	For	Against
					Separate Chairman.	S	Y	For	Against
					Sexual orientation.	S	Y	Against	For
					Special shareholder meetings.	S	Y	For	Against
					Lobbying priorities report.	S	Y	Against	For
					Political contributions report.	S	Y	Against	For
					Poison pill.	S	Y	Against	For
					Cumulative voting.	S	Y	For	Against
					Bonus recoupment.	S	Y	Against	For
					Overcommitted directors.	S	Y	Against	For

KR	501044101	The Kroger Company	04/24/06	06/22/06	Election of directors.	M	Y	For	For
					Annual election of all directors. (Requires the adoption of Proposal 3).	M	Y	For	For
					Elimination of cumulative voting for directors.	M	Y	For	For
					Elimination of supermajority requirement for some transactions.	M	Y	For	For
					Opt out of the Ohio control share acquisition statute.	M	Y	For	For
					Rules of conduct for shareholder meetings; meetings outside of Cincinnati.	M	Y	Against	Against
					Approval of Price Waterhouse Coopers, LLP as auditors.	M	Y	For	For

					Approve shareholder proposal, if properly presented, to recommend progress reports on suppliers' controlled-atmosphere killing of chickens.	S	Y	Against	For
					Approve shareholder proposal, if properly presented, to recommend the preparation of sustainability report.	S	Y	Against	For

MMC	571748102	Marsh & McLennan Cos., Inc.	03/20/06	05/18/06	Election of directors.	M	Y	For	For
					Ratification of selection of independent registered public accounting firm.	M	Y	For	For
					Stockholder proposal - Director election voting standard	S	Y	For	Against
					Stockholder proposal - Political contribution disclosure.	S	Y	Against	For

MET	59156R108	Metlife, Inc.	03/01/06	04/25/06	Election of directors.	M	Y	For	For
					Ratification of appointment of Deloitte & Touche, LLP as independent auditor for 2006.	M	Y	For	For

MSFT	594918104	Microsoft Corp.	09/09/05	11/09/05	Election of directors.	M	Y	For	For
					Ratification of the selection of Deloitte & Touche, LLP as the Company's independent auditor.	M	Y	For	For

MOT	620076109	Motorola, Inc.	03/03/06	05/01/06	Election of director: E. Zander.	M	Y	For	For
					Election of director: H.L. Fuller.	M	Y	For	For
					Election of director: J. Lewent.	M	Y	For	For
					Election of director: T. Meredith.	M	Y	For	For
					Election of director: N. Negroponte.	M	Y	For	For
					Election of director: I. Nooyi.	M	Y	For	For
					Election of director: S. Scott, III.	M	Y	For	For
					Election of director: R. Sommer.	M	Y	For	For
					Election of director: J. Stengel.	M	Y	For	For
					Election of director: D. Warner, III.	M	Y	For	For
					Election of director: J. White.	M	Y	For	For
					Election of director: M. White.	M	Y	For	For
					Adoption of the Motorola omnibus incentive plan of 2006.	M	Y	For	For
					Shareholder proposal re: Redeem or vote poison pill.	S	Y	For	Against

NBL	655044105	Noble Energy	03/14/06	04/25/06	Election of directors.	M	Y	For	For
					Proposal to ratify the appointment of KPMG, LLP as the Company's independent auditor.	M	Y	For	For

Stockholder proposal that the Board of Directors revise the Corporate Governance Guidelines of the Company to establish a policy of separating the positions of Chairman of the Board of Directors and Chief Executive Officer so that the Chairman of the Board of Directors will be an independent member of the Board, all as more fully described in the proxy statement.

						S	Y	For	Against

NSC	655844108	Norfolk Southern Corp.	03/06/06	05/11/06	Election of directors.	M	Y	For	For
					Ratification of the appointment of KPMG, LLP, independent registered public accounting firm, as Norfolk Southern's independent auditors for the year ending December 31, 2006.	M	Y	For	For

PFE	717081103	Pfizer, Inc.	03/01/06	04/27/06	Election of directors.	M	Y	For	For
					Proposal to ratify the appointment of KPMG, LLP as independent registered public accounting firm for 2006.	M	Y	For	For
					Management proposal to amend Company's restated Certificate of Incorporation to eliminate supermajority vote requirements and fair price provision.	M	Y	For	For
					Shareholder proposal relating to term limits for directors.	S	Y	Against	For
					Shareholder proposal requesting reporting on pharmaceutical price restraint.	S	Y	Against	For
					Shareholder proposal relating to cumulative voting.	S	Y	For	Against
					Shareholder proposal requesting separation of roles of Chairman and CEO.	S	Y	For	Against
					Shareholder proposal requesting a report on political contributions.	S	Y	Against	For
					Shareholder proposal requesting a report on the feasibility of amending Pfizer's corporate policy on laboratory animal care and use.	S	Y	Against	For
					Shareholder proposal requesting justification for financial contributions which advance animal-based testing methodologies.	S	Y	Against	For

SWY	786514208	Safeway, Inc.	03/27/06	05/25/06	Election of directors.	M	Y	For	For
					Re-approval of 2001 amended and restated operating performance bonus plan for executive officers of Safeway, Inc.	M	Y	For	For
					Ratification of appointment of Deloitte & Touche, LLP as the Company's independent registered public accounting firm for fiscal year 2006.	M	Y	For	For

					Stockholder proposal requesting cumulative voting.	S	Y	For	Against
					Stockholder proposal requesting a separate vote on golden pay in connection with a merger.	S	Y	For	Against
					Stockholder proposal requesting the creation of a formal mechanism for dialogue between independent directors and shareholders.	S	Y	Against	For
					Stockholder proposal requesting the labeling of genetically engineered products.	S	Y	Against	For
					Stockholder proposal requesting that the Company issue a sustainability report.	S	Y	Against	For

STI	867914103	Suntrust Banks, Inc.	02/28/06	04/18/06	Election of directors.	M	Y	For	For
					Proposal to ratify the appointment of Price Waterhouse Coopers, LLP as independent auditors for 2006.	M	Y	For	For
					Shareholder proposal that directors be elected annually.	S	Y	For	Against

TSM	874039100	Taiwan Semiconductor Mfg. Co., Ltd.	03/20/06	05/16/06	Election of directors.	M	Y	For	For
					To accept 2005 business report and financial statements.	M	Y	For	For
					To approve the proposal for distribution of 2005 profits.	M	Y	For	For
					To approve the capitalization of 2005 dividends, 2005 employee profit sharing, and capital surplus.	M	Y	For	For
					To approve revisions to the articles of incorporation.	M	Y	For	For

TEVA	881624209	Teva Pharmaceutical Industries, Ltd.	09/22/05	10/27/05

To approve the issuance of ordinary shares of Teva, pursuant to the agreement and plan of merger, dated July 25, 2005, by and among Ivax Corporation, Teva and two wholly owned subsidiaries of Teva, Ivory Acquisition Sub, Inc. and Ivory Acquisition Sub II, Inc.

						M	Y	For	No Action

TEVA	881624209	Teva Pharmaceutical Industries, Ltd.	03/27/06	05/04/06	To receive and discuss the Company's consolidated balance sheet as of December 31, 2005 and the consolidated statements of income for the year then ended.	M	Y	For	For
					To approve the Board of Directors' recommendation that the cash dividend for the year ended December 31, 2005 be declared final.	M	Y	For	For

					To appoint Prof. Gabriela Shalev as a statutory independent director for an additional term of three years.	M	Y	For	For
					To elect the following director to serve for a three-year term: Dr. Phillip Frost.	M	Y	For	For
					To elect the following director to serve for a three-year term: Carlo Salvi.	M	Y	For	For
					To elect the following director to serve for a three-year term: David Shamir.	M	Y	For	For
					To approve the purchase of Director's and Officer's liability insurance for the Directors and Officers of the Company.	M	Y	Against	Against
					To approve an amendment to section 60(E) of the Company's articles of association.	M	Y	For	For
					To approve an increase in the remuneration paid to the directors of the Company (other than the Chairman of the Board).	M	Y	For	For
					To appoint Kesselman and Kesselman, as the independent registered public accounting firm and determine their compensation.	M	Y	For	For

TWX	887317105	Time Warner, Inc.	03/24/06	05/19/06	Election of directors.	M	Y	For	For
					Ratification of auditors.	M	Y	For	For
					Approval of Time Warner, Inc. 2006 stock incentive plan.	M	Y	For	For
					Stockholder proposal regarding simple majority vote.	S	Y	For	Against
					Stockholder proposal regarding separation of roles of Chairman and CEO.	S	Y	Against	For
					Stockholder proposal regarding code of vendor conduct.	S	Y	Against	For

TM	892331307	Toyota Motor Corp.	03/30/06	06/23/06	Approval of proposed appropriation of retained earnings for the FY-2006 term.	M	Y	For	No Action
					Partial amendment of the Articles of Incorporation.	M	Y	For	No Action
					Election of 26 directors.	M	Y	For	No Action
					Election of 3 corporate auditors.	M	Y	For	No Action
					Issue of stock acquisition rights without consideration to directors, managing officers and employees, etc., of Toyota Motor Corporation and its affiliates.	M	Y	For	No Action
					Acquisition of own shares.	M	Y	For	No Action
					Award of bonus payments to retiring corporate auditors, and payment of the final retirement bonus to directors due to the abolishment of the retirement bonus system for directors.	M	Y	For	No Action
					Revision of the amount of remuneration for directors.	M	Y	For	No Action

TXU	873168108	TXU Corp.	03/21/06	05/19/06	Election of directors.	M	Y	For	For

					Approval of auditor - Deloitte & Touche, LLP.	M	Y	For	For
					Approval of amendment to the Company's Restated Bylaws.	M	Y	For	For
					Approval of the Company's restated Certificate of Formation.	M	Y	For	For
					Shareholder proposal to elect directors by majority vote.	S	Y	For	Against

TYC	902124106	Tyco International Ltd.	01/09/06	03/09/06	Election of directors.	M	Y	For	For
					Set the maximum number of directors at 12	M	Y	For	For
					Authorization for the Board of Directors to appoint an additional director to fill the vacancy proposed to be created on the board.	M	Y	For	For
					Re-appointment of Deloitte & Touche, LLP as Tyco's independent auditors and authorization for the audit committee of the Board of Directors to set the auditors' remuneration.	M	Y	For	For

USB	902973304	U.S. Bancorp	02/27/06	04/18/06	Election of directors.	M	Y	For	For
					Ratify selection of Ernst & Young, LLP as independent auditor for the 2006 fiscal year.	M	Y	For	For
					Approval of the U.S. Bancorp 2006 executive incentive plan.	M	Y	For	For
					Shareholder proposal: Declassification of the Board of Directors.	S	Y	For	Against
					Shareholder proposal: Annual approval of the compensation committee report.	S	Y	For	Against

VOD	92857W100	Vodafone Group, Plc.	06/14/05	07/26/05	Election of directors.	M	Y	For	No Action
					To receive the report of the directors and financial statements.	M	Y	For	No Action
					To approve a final dividend of 2.16P per ordinary share.	M	Y	For	No Action
					To approve the remuneration report.	M	Y	For	No Action
					To appoint Deloitte & Touche, LLP as auditors.	M	Y	For	No Action
					To authorize the audit committee to determine the auditors' remuneration.	M	Y	For	No Action
					To authorize donations under the political parties, elections and referendums act 2000.	M	Y	For	No Action
					To renew authority to allot shares under article 16.2 of the Company's articles of association.	M	Y	For	No Action
					To renew authority to disapply pre-emption rights under article 16.3 of the Company's articles of association.	M	Y	For	No Action

					To authorize the Company's purchase of its own shares (Section 166, Companies Act 1985.)	M	Y	For	No Action
					To approve changes to the Company's memorandum and articles of association.	M	Y	For	No Action
					To approve the Vodafone Global Incentive Plan.	M	Y	For	No Action

WB	929903102	Wachovia Corp.	02/22/06	04/18/06	Election of directors.	M	Y	For	For
					A Wachovia proposal to ratify the appointment of KPMG, LLP as auditors for the year 2006.	M	Y	For	For
					A stockholder proposal regarding future severance arrangements.	S	Y	For	Against
					A stockholder proposal regarding reporting of political contributions.	S	Y	Against	For
					A stockholder proposal regarding separating the offices of Chairman and Chief Executive Officer.	S	Y	Against	For
					A stockholder proposal regarding majority voting in director elections.	S	Y	For	Against

WMT	931142103	Wal-Mart Stores, Inc.	04/05/06	06/02/06	Election of directors.	M	Y	For	For
					Ratification of independent accountants.	M	Y	For	For
					A shareholder proposal regarding humane poultry slaughter.	S	Y	Against	For
					A shareholder proposal regarding a political contributions report.	S	Y	Against	For
					A shareholder proposal regarding a director election majority vote standard.	S	Y	For	Against
					A shareholder proposal regarding a sustainability report.	S	Y	Against	For
					A shareholder proposal regarding compensation disparity.	S	Y	Against	For
					A shareholder proposal regarding an equity compensation glass ceiling report.	S	Y	Against	For

WFT	G95089101	Weatherford International, Ltd.	03/10/06	05/09/06	Election of directors.	M	Y	For	For

Appointment of Ernst & Young, LLP as independent registered public accounting firm (which constitutes the auditors for purposes of Bermuda law) for the year ending December 31, 2006, and authorization of the audit committee of the Board of Directors to set Ernst & Young, LLP's remuneration.

						M	Y	For	For
					Approval of the Weatherford International, Ltd 2006 Omnibus incentive plan.	M	Y	Against	Against

Approval of an increase in the company's authorized share capital from $510,000,000, consisting of 500,000,000 common shares and 10,000,000 preference shares, to $1,010,000,000, by the creation of 500,000,000 additional common shares.

M	Y	For	For

SMALL CAP VALUE FUND

Ticker	Cusip	Name	Record Date	Shareholder Meeting Date	Description of the Matter Voted On	Matter Proposed By: Management (M) Shareholders (S)	Vote: Yes (Y) or No (N)	For, Against or Abstain	Fund Cast its Vote For or Against M

ARXX	007768104	Aeroflex, Inc.	09/30/05	11/10/05	Election of directors.	M	Y	For	For
					Amendment of the 2002 outside director's stock option plan.	M	Y	For	For

AAI	00949P108	Airtran Holdings, Inc.	03/31/06	05/24/06	Election of directors.	M	Y	For	For
					To amend the Company's 2002 first amended and restated long-term incentive compensation plan.	M	Y	For	For

ANDW	034425108	Andrew Corp.	12/09/05	02/08/06	Election of directors.	M	Y	For	For
					To ratify the appointment of Ernst & Young, LLP as independent public auditors for fiscal year 2006.	M	Y	For	For

ADRX	034553107	Andrx Corp.	05/05/06	06/28/06

To consider and vote upon a proposal to adopt the agreement and plan of merger dated as of March 12, 2006, by and among Andrx Corporation, Watson Pharmaceuticals, Inc. and Water Delaware, Inc., a wholly owned subsidiary of Watson.

						M	Y	For	For

To consider and vote upon a proposal to adjourn or postpone the special meeting, if necessary, to solicit additional proxies in favor of adoption of the agreement and plan of merger if there are insufficient votes at the time of the meeting to adopt the agreement and plan of merger.

						M	Y	For	For

ARDNA	039762109	Arden Group, Inc.	05/10/06	06/28/06	Election of directors.	M	Y	For	For
					The proposal to ratify the selection of Moss Adams, LLP as an independent registered public accounting firm of the Company.	M	Y	For	For

AH	042260109	Armor Holdings, Inc.	04/26/06	06/20/06	Election of directors.	M	Y	For	For

					Ratification of the appointment of Price Waterhouse Coopers, LLP as independent auditors for the fiscal year ending December 31, 2006.	M	Y	For	For

BKUNA	06652B103	Bankunited Financial Corp.	12/09/05	01/27/06	Election of directors.	M	Y	For	For

ELY	131193104	Callaway Golf Co.	04/07/06	06/06/06	Election of directors.	M	Y	For	For
					Approval of the amended and restated 2001 non-employee directors stock incentive plan.	M	Y	For	For
					Ratification of Deloitte & Touche, LLP as the Company's independent registered public accounting firm.	M	Y	For	For

CATY	149150104	Cathay General Bancorp	03/01/06	04/17/06	Election of directors.	M	Y	For	For

CPF	154760102	Central Pacific Financial Corp.	02/28/06	04/25/06	Election of directors.	M	Y	For	For
					To ratify the appointment of KPMG, LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2006.	M	Y	For	For

CHTT	162456107	Chattem, Inc.	02/17/06	04/12/06	Election of directors.	M	Y	For	For
					Ratification of the appointment of Grant Thornton, LLP as the Company's independent auditors of fiscal year 2006.	M	Y	For	For

CDL	17285T106	Citadel Broadcasting Corp.	03/30/06	05/24/06	Election of directors.	M	Y	Withhold all nominees	Against
					To approve the material terms of the performance objectives that may apply to performance-based awards under the Citadel Broadcasting Corporation amended and restated 2002 long-term incentive plan.	M	Y	For	For

To approve the terms of the agreement pursuant to which the Company will cancel the fully vested options to purchase 4,150,000 shares of common stock of the Company at an exercise price of $3.50 per share granted to Mr. Suleman under the stock option agreement, dated April 23, 2002, as amended, and all as more fully described in the Proxy Statement.

						M	Y	Against	Against

					To Ratify the appointment of Deloitte & Touche, LLP as the Company's independent accountants for the fiscal year ending December 31, 2006.	M	Y	For	For
					To provide Farid Suleman and Patricia Stratford with discretionary authority to act upon such other matters as may properly come before the meeting.	M	Y	Against	Against

CDE	192108108	Coeur D'Alene Mines Corp.	03/21/06	05/09/06	Election of directors.	M	Y	For	For
					Ratification of appointment of KPMG, LLP as independent accountants.	M	Y	For	For

COLB	197236102	Columbia Banking System, Inc.	03/01/06	04/26/06	Election of directors.	M	Y	For	For
					Amendment to the employee stock purchase plan: A proposal to increase the number of shares available for issuance under the plan.	M	Y	For	For

CYMI	232572107	Cymer, Inc.	03/31/06	05/18/06	Election of directors.	M	Y	For	For
					To approve an amendment ot Cymer's 1996 employee stock purchase plan to increase the aggregate number of shares authorized for issuance under the plan by 300,000 shares.	M	Y	For	For
					To ratify the selection of KPMG, LLP as independent registered public accounting firm of Cymer for its fiscal year ending December 31, 2006.	M	Y	For	For

DKS	253393102	Dick's Sporting Goods, Inc.	04/17/06	06/07/06	Election of directors.	M	Y	For	For

DSPG	23332B106	DSP Group, Inc.	03/28/06	05/24/06	Election of directors.	M	Y	For	For
					Proposal to increase the number of shares authorized under the 1993 director stock option plan by 250,000 shares.	M	Y	For	For
					Proposal to increase the number of shares authorized under the 1993 employee purchase plan by 300,000 shares.	M	Y	For	For
					Proposal to ratify the selection of Kost Forer Gabbay & Kasierer as the Company's independent auditors for fiscal 2006.	M	Y	For	For

EWBC	27579R104	East West Bancorp, Inc.	03/27/06	05/25/06	Election of directors.	M	Y	For	For
					Ratify selection of Deloitte & Touche, LLP as independent auditors for the 2006 fiscal year.	M	Y	For	For

RDEN	28660G106	Elizabeth Arden, Inc.	09/19/05	11/06/05	Election of directors.	M	Y	For	For
					Approval of the amended and restated Articles of Incorporation.	M	Y	Against	Against

					Approval of the 2005 management bonus plan.	M	Y	For	For
					Ratification of the appointment of Price Waterhouse Coopers, LLP as our independent registered public accounting firm for the fiscal year ending June 30, 2006.	M	Y	For	For

EME	29084Q100	Emcor Group, Inc.	12/27/05	01/27/06	Approval of amendment to the restated Certificate of Incorporation, as amended, of Emcor Group, Inc.	M	Y	For	For

EME	29084Q100	Emcor Group, Inc.	04/19/06	06/15/06	Election of directors.	M	Y	For	For
					Approval of amendment to the 2005 management stock incentive plan.	M	Y	For	For
					Appointment of Ernst & Young, LLP as independent auditors.	M	Y	For	For

FCBP	31983B101	First Community Bancorp	03/10/06	04/19/06	Election of directors.	M	Y	For	For

To approve the principal terms of the agreement and plan of merger by and between First Community Bancorp and Foothill Indpendent Bancorp, dated as of December 14, 2005, and the issuance of shares of First Community common stock to be issued in connection with the merger to Foothill stockholders.

						M	Y	For	For
					To approve an amendment to First Community's Articles of Incorporation to increase the maximum amount of authorized shares of common stock from 30,000,000 to 50,000,000.	M	Y	For	For
					To approve an increase in the authorized number of shares available for issuance under First Community's 2003 stock incentive plan from 2,500,000 to 3,500,000.	M	Y	For	For
					To approve an adjournment or postponement of the annual meeting if necessary to solicit additional proxies.	M	Y	For	For
					To transact any other business as may properly come before the annual meeting and at any postponements or adjournments thereof.	M	Y	For	For

FST	346091705	Forest Oil Corp.	03/22/06	05/10/06	Election of directors.	M	Y	For	For
					Proposal to ratify the appointment of KPMG, LLP as our independent registered public accountants for the year ending December 31, 2006.	M	Y	For	For

FRED	356108100	Fred's, Inc.	04/28/06	06/21/06	Election of directors.	M	Y	For	For
					Approval of BDO Seidman, LLP as independent registered public accounting firm of the Company, as described in the Proxy Statement.	M	Y	For	For

GNTX	371901109	Gentex Corp.	03/17/06	05/11/06	Election of directors.	M	Y	For	For
					Ratify the appointment of Ernst & Young, LLP as the Company's auditors for the fiscal year ended December 31, 2006.	M	Y	For	For

GTN	389375106	Gray Television, Inc.	03/31/06	05/10/06	Election of directors.	M	Y	For	For

GMRK	402629109	Gulfmark Offshore, Inc.	03/24/06	05/18/06	Election of directors.	M	Y	For	For
					To ratify the selection of Uhy Mann Frankfort Stein & Lipp CPA's, LLP as the Company's independent accountants for the fiscal year ending December 31, 2006.	M	Y	For	For

HGIC	412824104	Harleysville Group, Inc.	03/01/06	04/26/06	Election of directors.	M	Y	For	For
					Approval of amended and restated equity incentive plan.	M	Y	For	For

HPC	427056106	Hercules, Inc.	03/17/06	04/20/06	Election of directors.	M	Y	For	For
					Ratification of BDO Seidman, LLP as independent registered public accountants for 2006.	M	Y	For	For
					Shareholder proposal concerning the election of each director annually.	S	Y	For	Against

JDAS	46612K108	JDA Software Group, Inc.	03/31/06	05/15/06	Election of directors.	M	Y	For	For
					Ratify appointment of independent public accountants.	M	Y	For	For

JJSF	466032109	J & J Snack Foods Corp.	12/09/05	02/07/06	Election of directors.	M	Y	For	For

LZB	505336107	La-z-boy, Inc.	06/30/05	08/23/05	Election of directors.	M	Y	For	For
					Ratification of selection of Price Waterhouse Coopers, LLP as independent registered public accounting firm.	M	Y	For	For

LF	52186N106	Leapfrog Enterprises, Inc.	04/18/06	06/16/06	Election of directors.	M	Y	For all except withhold: 01	Against

To approve the Leapfrog Enterprises, Inc. 2002 non-employee directors' stock option plan, as amended, to increase the aggregate number of shares of common stock authorized for issuance under the plan by 500,000 shares and to add restricted stock, restricted stock unit awards, performance stock awards and all more fully described in the proxy statement.

						M	Y	Against	Against

To approve the Leapfrog Enterprises, Inc. 2002 equity incentive plan, as amended, to increase the aggregate number of shares of common stock authorized for issuance under the plan by 2,000,000 shares and to expand the types of awards available for grant under the plan.

						M	Y	Against	Against

To ratify the selection by the audit committee of the Board of Directors of Ernst & Young, LLP as the independent registered public accounting firm of Leapfrog Enterprises, Inc. for its fiscal year ending December 31, 2006.

						M	Y	For	For

LFUS	537008104	Littelfuse, Inc.	03/17/06	05/05/06	Election of directors.	M	Y	For	For
					Approval and ratification of the directors' appointment of Ernst & Young, LLP as the Company's independent auditors for the fiscal year ending December 30, 2006.	M	Y	For	For

Approval of the Littelfuse, Inc. equity incentive compensation plan (the "Equity Plan") which would supersede and replace the stock plan for employees and directors of Littelfuse, Inc., adopted effective December 16, 1991, and the 1993 stock plan for employees and directors of Littelfuse, Inc., adopted effective February 12, 1993

						M	Y	For	For
					Approval of the Littelfuse, Inc. outside directors' stock option plan ("The Directors' Plan") which would supersede and replace the stock plan for new directors of Littelfuse, Inc.	M	Y	For	For

MNC	60886R103	Monaco Coach Corp.	03/20/06	05/17/06	Election of directors.	M	Y	For	For
					To amend and restate the 1993 stock plan.	M	Y	For	For

NTE	629865205	Nam Tai Electronics, Inc.	04/21/06	06/09/06	Election of directors.	M	Y	For	For

					Approval of the appointment of Deloitte & Touche Tohmatsu as independent public accountants of the Company for the year ending December 31, 2006.	M	Y	For	For

Approval of the adoption of a new stock option plan of the Company (the "2006 Plan") covering options to purchase up to 2,000,000 common shares of the Company. A copy of the 2006 plan is attached as exhibit "A" to the proxy statement accompanying the notice of annual meeting of shareholders dated May 15, 2005.

						M	Y	For	For

NLS	63910B102	Nautilus, Inc.	03/09/06	05/08/06	Election of directors.	M	Y	For	For
					Ratification of selection of independent public accounting firm.	M	Y	For	For

NVTL	66987M604	Novatel Wireless, Inc.	06/08/05	07/28/05	Election of directors.	M	Y	For	For
					Resolved, that the appointment of KPMG, LLP as the Company's independent registered public accounting firm for fiscal 2005 be ratified.	M	Y	For	For
					Resolved, that the amendment of the Company's amended and restated 2000 stock incentive plan, and all as more fully described in the proxy statement.	M	Y	Against	Against

NUS	67018T105	Nu Skin Enterprises, Inc.	03/27/06	05/25/06	Election of directors.	M	Y	For 05; Withhold: 01,02,03,04,06,07,08,09,10	Against
					To approve the 2006 stock incentive plan.	M	Y	For	For
					To approve the 2006 senior executive incentive plan.	M	Y	For	For
					To ratify the selection of Price Waterhouse Coopers, LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2006.	M	Y	Against	Against

OKE	682680103	Oneok, Inc.	03/21/06	05/18/06	Election of directors.	M	Y	For	For
					Ratification of the selection of KPMG, LLP as independent auditor of the Corporation for the 2006 fiscal year.	M	Y	For	For
					A shareholder proposal relating to the separation of the positions of Chairman of the Board and Chief Executive Officer.	S	Y	For	Against

OTTR	689648103	Otter Tail Corp.	02/15/06	04/10/06	Election of directors.	M	Y	For	For

					The ratification of Deloitte & Touche, LLP as our independent registered public accounting firm.	M	Y	For	For
					Proposal to amend the 1999 employee stock purchase plan.	M	Y	For	For
					Proposal to amend the 1999 stock incentive plan.	M	Y	Against	Against

PSUN	694873100	Pacific Sunwear of California, Inc.	04/03/06	05/17/06	Election of directors.	M	Y	For	For
					Ratification of the appointment of Deloitte & Touche, LLP as the Company's independent registered public accounting firm for the fiscal year ending February 3, 2007.	M	Y	For	For

GLT	377316104	P.H. Glatfelter Co.	03/01/06	04/26/06	Election of directors.	M	Y	For	For

PLAB	719405102	Photronics, Inc.	02/14/06	04/04/06	Election of directors.	M	Y	For	For
					To ratify selection of Deloitte & Touche, LLP as independent registered public accounting firm for the fiscal year ending October 29, 2006.	M	Y	For	For

PYX	72813P100	Playtex Products, Inc.	03/24/06	05/16/06	Election of directors.	M	Y	For	For
					The ratification of the selection of KPMG, LLP as the Company's independent registered public accounting firm for fiscal year 2006.	M	Y	For	For

POL	73179P106	Polyone Corp.	03/27/06	05/25/06	Election of directors.	M	Y	For	For
					Proposal to ratify the appointment of Ernst & Young, LLP as Polyone's independent registered public accounting firm for the year ending December 31, 2006.	M	Y	For	For

RRGB	75689M101	Red Robin Gourmet Burgers, Inc.	04/17/06	06/01/06	Election of directors.	M	Y	For	For
					Ratification of the appointment of Deloitte & Touche, LLP as our independent auditors for the fiscal year ending December 31, 2006.	M	Y	For	For

REM	759594302	Remington Oil & Gas Corp.	05/26/06	06/29/06

To approve and adopt the agreement and plan of merger dated as of January 22, 2006, by and among Helix Energy Solutions Group, Inc. (formerly known as Cal Dive International, Inc.), and Remington Oil & Gas Corporation, as amended by amendment No. 1 to agreement and plan of merger dated January 24, 2006, as more fully described in the Proxy Statement.

						M	Y	For	For
					To approve adjournments or postponements of the special meeting, if necessary, to solicit additional proxies in favor of the approval and adoption of the merger agreement.	M	Y	For	For

RDC	779382100	Rowan Companies, Inc.	03/01/06	04/28/06	Election of directors.	M	Y	For	For
					The ratification of the appointment of Deloitte & Touche, LLP as independent auditors for 2006.	M	Y	For	For

SKYW	830879102	Skywest, Inc.	03/17/06	05/02/06	Election of directors.	M	Y	For	For
					Ratification of the appointment of Ernst & Young, LLP to serve as the independent public accountants of the Company for the fiscal year ending December 31, 2006.	M	Y	For	For
					Approval of the Skywest, Inc. 2006 employee stock purchase plan.	M	Y	For	For
					Approval of the Skywest, Inc. 2006 long-term incentive plan.	M	Y	For	For

SHE	847220209	Spartech Corp.	01/09/06	03/08/06	Election of directors.	M	Y	For	For
					Ratification of the selection of independent registered public accounting firm.	M	Y	For	For
					Approval of the Company's executive bonus plan.	M	Y	For	For
					Amendment to update the corporate purpose clause.	M	Y	For	For
					Amendment to make certificate gender-neutral.	M	Y	For	For
					Amendment to director and officer indemnification provisions.	M	Y	For	For
					Addition of provision regarding director liability.	M	Y	Against	Against
					Elimination of shareholder action by written consent.	M	Y	Against	Against
					Elimination of supermajority vote requirement for certain business combinations.	M	Y	For	For

SLNK	847580107	Spectralink Corp.	03/27/06	05/23/06	Election of directors.	M	Y	For	For
					Proposal to approve Spectralink's 2006 equity incentive plan.	M	Y	For	For
					Proposal to approve Spectralink's 2006 employee stock purchase plan and 2006 international employee stock purchase plan.	M	Y	For	For

					Proposal to ratify the appointment of KPMG, LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2006.	M	Y	For	For

SBIB	858907108	Sterling Bancshares, Inc.	02/24/06	04/24/06	Election of directors.	M	Y	For	For
					Proposal to ratify the appointment of Deloitte & Touche, LLP as the Company's registered independent public accounting firm for the fiscal year ending December 31, 2006.	M	Y	For	For

SUSQ	869099101	Susquehanna Bancshares, Inc.	03/17/06	05/03/06	Election of directors.	M	Y	For	For

To approve an amendment to Susquehanna Bancshares, Inc.'s employee stock purchase plan to increase the number of shares of common stock available for issuance under the plan by 500,000 shares and to reduce to 90 days the minimum service required for eligibility to participate in the plan.

						M	Y	For	For

TLB	847161102	The Talbots, Inc.	04/06/06	05/25/06	Election of directors.	M	Y	For	For
					To ratify the appointment of Deloitte & Touche, LLP as independent registered public accounting firm for the 2006 fiscal year.	M	Y	For	For

TARO	M8737E108	Taro Pharmaceutical Industries, Ltd.	08/01/05	09/08/05	Election of directors.	M	Y	For	For

Reappoint Kost Forer Gabbay & Kasierer as the Company's independent public accounting firm and authorize the audit committee to fix the remuneration of said independent registered public accounting firm.

						M	Y	For	For
					Approve an amendment to the Articles of Association to provide for indemnification of officers and directors.	M	Y	For	For
					Approve indemnification of the Company's officers and directors including entering into amended exemption and indemnification agreements.	M	Y	For	For
					Approve the consolidated financial statements of the Company for the year ended December 31, 2004.	M	Y	For	For

TDW	886423102	Tidewater, Inc.	05/24/05	07/21/05	Election of directors.	M	Y	For	For
					Ratification of the selection of Deloitte & Touche, LLP as independent registered public accounting firm.	M	Y	For	For

					Stockholder proposal regarding subjecting non-deductible executive compensation to a stockholder vote.	S	Y	Against	For
					Stockholder proposal regarding the declassification of the Board of Directors and the annual election of all directors.	S	Y	For	Against

TKR	887389104	The Timken Co.	02/21/06	04/18/06	Election of directors.	M	Y	For	For

TG	894650100	Tredegar Corp.	03/14/06	05/18/06	Election of directors.	M	Y	For	For
					Ratification of the appointment of Price Waterhouse Coopers, LLP as independent registered public accounting frim for Tredegar for the fiscal year ending December 31, 2006.	M	Y	For	For

VSH	928298108	Vishay Intertechnology, Inc.	03/31/06	05/11/06	Election of directors.	M	Y	For	For
					To ratify the appointment of Ernst & Young, LLP as Vishay's independent registered public accounting firm for the year ending December 31, 2006.	M	Y	For	For
					To amend the Company's charter documents to provide that the number of directors will be determined by the Board of Directors.	M	Y	Against	Against
					To amend Article Fourth of the composite anended and restated Certificate of Incorporation of Vishay Intertechnology, Inc. as set forth in Appendix A.	M	Y	Against	Against
					Stockholder proposal: To ask the Board of Directors to retain an investment banker to develop an plan for a recapitalization to result in one vote per share for all outstanding stock of the Company.	S	Y	For	Against

WMK	948849104	Weis Markets, Inc.	02/17/06	04/04/06	Election of directors.	M	Y	For	For
					Proposal to approve the appointment of Grant Thornton, LLP as the independent registered public accounting firm of the corporation.	M	Y	For	For

INTERNATIONAL VALUE FUND

Ticker	Sedol	Name	Shareholder Meeting Date	Description of the Matter Voted On	Matter Proposed By: Management (M) Shareholders (S)	Vote: Yes (Y) or No (N)	For, Against, or Abstain	Fund Cast its Vote For Management or Against Management

ASTR MK	6698120	ASTRO ALL ASIA NETWORKS PLC	20-Jul-05

AGM

Accept Financial Statements and Statutory Reports

Approve Final Dividend of 2.5 Sen Per Share

Re-elect Dato' Haji Badri Bin Haji Masri as Director

Re-elect Tan Poh Ching as Director

Reappoint PricewaterhouseCoopers LLP as Auditors and Authorise the Board to Determine Their Remuneration

					M	Y	VF (ALL)	VIF of Management

ASTR MK	6698120	ASTRO ALL ASIA NETWORKS PLC	20-Jul-05

EGM

Approve Recurrent Related Party Transactions of a Revenue or Trading Nature with UTSB Management Sdn Bhd, SRG Asia Pacific Sdn Bhd, Bonuskad Loyalty Sn Bhd and Light Style Sdn Bhd

Approve Recurrent Related Party Transactions of a Revenue or Trading Nature with Maxis Communications Berhad, Maxis Mobile Sdn Bhd, Maxis Broadband Sdn Bhd and Malaysian Mobile Services Sdn Bhd

Approve Recurrent Related Party Transactions of a Revenue or Trading Nature with Pan Malaysian Pools Sdn Bhd and TGV Cinemas Sdn Bhd

Approve Recurrent Related Party Transactions of a Revenue or Trading Nature with Valuelabs

Approve Recurrent Related Party Transactions of a Revenue or Trading Nature with MEASAT Satellite Systems Sdn Bhd

Approve Recurrent Related Party Transactions of a Revenue or Trading Nature with Malaysian Airline System Berhad, VADS Berhad and Celcom (Malaysia) Berhad

Approve Recurrent Related Party Transactions of a Revenue or Trading Nature with PT Direct Vision

Approve Recurrent Related Party Transactions of a Revenue or Trading Nature with PT Broadband Multimedia Tbk, PT Multipolar Corporation TBk and/or Affiliates

Approve Recurrent Related Party Transactions of a Revenue or Trading Nature with Goal TV International (Mauritius) Ltd

Approve Recurrent Related Party Transactions of a Revenue or Trading Nature with Yes Television (Hong Kong) Limited

Approve Cancellation of the Amount Standing to the Credit of the Share Premium Account

					M	Y	VF (ALL)	VIF of Management

Dead security, No longer listed on Bloomberg	3122387	NATIONAL GRID TRANSCO PLC (formerly National Grid Group Plc)	25-Jul-05

EGM

Increase Auth. Cap. to GBP 815M; Capitalization up to GBP 315M; Issue B Shares with Pre-emp. Rights up to GBP 315M; Sub-div. and Consol. of Ord. Shares into New Ord. Shares; Auth. 10 Percent of the Total Number of B Shares for Repurchase; Approve Contract For For

Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 103,000,000

Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 15,000,000

Conditional Upon Passing of Resolution 1, Authorise 271,185,097 New Ordinary Shares for Market Purchase; Otherwise Authorise 309,024,879 Existing Ordinary Shares for Market Purchase

Amend Articles of Association Re: B Shares and Deferred Shares

				M	Y	VF (ALL)	VIF of Management

Dead security, No longer listed on Bloomberg	3122387	NATIONAL GRID TRANSCO PLC (formerly National Grid Group Plc)	25-Jul-05

AGM

Accept Financial Statements and Statutory Reports

Approve Final Dividend of 15.2 Pence Per Ordinary Share

Elect John Allan as Director

Re-elect Paul Joskow as Director

Re-elect Roger Urwin as Director

Re-elect John Grant as Director

Re-elect Steve Holliday as Director

Reappoint PricewaterhouseCoopers LLP as Auditors and Authorise the Board to Determine Their Remuneration

Approve Remuneration Report

Change Company Name to National Grid plc

Amend Memorandum of Association

Adopt New Articles of Association

				M	Y	VF (ALL)	VIF of Management

NESN VX	7123870	Nestle SA	26-Aug-05

Survey Questions Regarding Articles of Association for holders of ADRs

SHARE CAPITAL - SHARES - RESTRICTIONS. ABOLISH THIS 3% VOTING LIMIT? FOR=NO CHANGE//AGAINST=NO OPINION//WITHHOLD=ABOLISH THE ARTICLE

ORGANISATION OF THE COMPANY - SPECIAL QUORUM. ABOLISH THE NEED FOR SPECIAL QUORUMS? FOR=NO CHANGE//AGAINST=NO OPINION//WITHHOLD=ABOLISH THE ARTICLE

ORGANISATION OF THE COMPANY - QUALIFIED MAJORITIES. ABOLISH NEED FOR QUALIFIED MAJORITIES OF PRESENT SHAREHOLDERS? FOR=NO CHANGE//AGAINST=NO OPINION//WITHHOLD=ABOLISH THE ARTICLE

BOARD OF DIRECTORS - TERM OF OFFICE. IN VIEW OF THE COMPLEXITY OF THE GROUP, MY PREFERENCE IS A TERM OF OFFICE DIRECTORS. FOR=5 YEARS//AGAINST=4 YEARS//WITHHOLD=3 YEARS

AUDITOR - TERM OF OFFICE. IN VIEW OF THE COMPLEXITY OF THE GROUP, MY PREFERENCE IS A TERM OF OFFICE FOR AUDITORS. FOR=3 YEARS//AGAINST=2 YEARS//WITHHOLD=1 YEAR

				N/A	N	N/A	Take No Action

00M LN	B05KYV3	O2 PLC	27-Jul-05

AGM

Accept Financial Statements and Statutory Reports

Approve Final Dividend of 2.25 Pence Per Ordinary Share

Approve Remuneration Report

Elect Rudolf Lamprecht as Director

Elect Kathleen O'Donovan as Director

Re-elect David Arculus as Director

Re-elect David Chance as Director

Re-elect Rudolf Groger as Director

Reappoint PricewaterhouseCoopers LLP as Auditors of the Company

Authorise Board to Fix Remuneration of the Auditors

Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 2,901,000 For For

Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 435,200 For For

Authorise 870,400,000 Ordinary Shares for Market Purchase

				M	Y	VF (ALL)	VIF of Management

OML LN	738992	Old Mutual Plc	6-Jul-05

EGM

Approve OMSA Broad-Based Employee Share Plan

Approve OMSA Senior Black Management Share Plan

Approve OMSA Management Incentive Share Plan

Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 23,070,000

Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 23,070,000

Approve Scheme of Arrangement; Authorise Implementation of the Subscription Arrangements; Approve BEE Proposals; Amend Old Mutual plc Group Share Incentive Scheme; Amend Articles of Association; and Amend Memorandum of Association

					M	Y	VF (ALL)	VIF of Management

OML LN	738992	Old Mutual Plc	6-Jul-05	Court Meeting Approve Scheme of Arrangement	M	Y	VF (ALL)	VIF of Management

SIA SP	6811734	Singapore Airlines Limited	28-Jul-05

AGM

1) Adopt Financial Statements and Directors' and Auditors' Reports

2) Declare Final Dividend of SGD 0.30 per SGD 0.50 Ordinary Share

3) Reelect Brian Pitman as Director

4) Reelect Fock Siew Wah as Director

5) Reelect Charles B Goode as Director

6) Reelect Chew Choon Seng as Director

7) Approve Directors' Fees of SGD 962,000 (FY2003/2004: SGD 629,000)

8) Reappoint Ernst & Young as Auditors and Authorize Board to Fix Their Remuneration

9) Approve Issuance of Shares without Preemptive Rights

10) Approve Issuance of Shares and Grant of Options Pursuant to the SIA Employee Share Option Plan

11) Other Business (Voting)

					M	Y	VF 1-3,5-10 VA 4,11	VIF of Management 1-3,5-10 VA Management 4,11

SIA SP	6811734	Singapore Airlines Limited	28-Jul-05

EGM

1) Authorize Share Repurchase Program

2) Approve Mandate for Transactions with Related Parties

3) Amend Articles of Association

4) Approve SIA Restricted Share Plan

5) Approve SIA Performance Share Plan

					M	Y	VF 1-3,5; VA 4	VIF of Management 1-3,5 VA Management 4

UC IM	4232445	Unicredito Italiano SpA (Form .Credito Italiano)	27-Jul-05

Special Meeting Agenda

Approve Capital Increase in Maximum Amount of EUR 2.34 Billion Through Issuance of Up To 4.69 Billion New Ordinary Shares in Connection with Acquisition of HVB, Bank Austria, and BPH

Amend Article 20 of the Company's Bylaws Re: Maximum Number of Directors on the Board

Amend Articles 21, 23, and 24 of the Company's Bylaws Re: Constitution of a Management Committee within Board; Set of Rules Governing Board Functioning; Board Powers; Amendments To Rules Governing Board Functioning

				M	Y	VF (ALL)	Take No Action

UC IM	4232445	Unicredito Italiano SpA (Form .Credito Italiano)	28-Jul-05

EGM

Special Meeting Agenda - Ordinary Business

Approve Remuneration of Audit Committee Members; Approve Remuneration of Chairman of New Controlling Board Constituted Consequent to Implementation of Law n. 231/2001

				M	Y	VF (ALL)	Take No Action

VOD LN	719210	Vodafone Group PLC	26-Jul-05

AGM

Accept Financial Statements and Statutory Reports

Re-elect Lord MacLaurin of Knebworth as Director

Re-elect Paul Hazen as Director

Re-elect Arun Sarin as Director

Re-elect Sir Julian Horn-Smith as Director

Re-elect Peter Bamford as Director

Re-elect Thomas Geitner as Director

Re-elect Michael Boskin as Director

Re-elect Lord Broers as Director

Re-elect John Buchanan as Director

Re-elect Penny Hughes as Director

Re-elect Jurgen Schrempp as Director

Re-elect Luc Vandevelde as Director

Elect Sir John Bond as Director

Elect Andrew Halford as Director

Approve Final Dividend of 2.16 Pence Per Ordinary Share

Approve Remuneration Report

Reappoint Deloitte & Touche LLP as Auditors of the Company

Authorise the Audit Committee to Fix Remuneration of the Auditors

Authorise the Company and Any Company Which is or Becomes a Subsidiary of the Company to Make EU Political Organisation Donations up to GBP 50,000 and Incur EU Political Expenditure up to GBP 50,000

Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of USD 900,000,000

Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of USD 320,000,000

Authorise 6,400,000,000 Ordinary Shares for Market Purchase

Amend Memorandum of Association and Articles of Association Re: Indemnification of Directors

Approve the Vodafone Global Incentive Plan

				M	Y	VF (ALL)	VIF of Management

DGE LN	237400	Diageo PLC	18-Oct-05

AGM

Accept Financial Statements and Statutory Reports

Approve Remuneration Report

Approve Final Dividend of 18.2 Pence Per Share

Re-elect Lord Blyth of Rowington as Director

Re-elect Maria Lilja as Director

Re-elect William Shanahan as Director

Elect Franz Humer as Director

Reappoint KPMG Audit Plc as Auditors and Authorise the Board to Determine Their Remuneration

Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 291,272,000

Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 44,132,121

Authorise 305,041,222 Ordinary Shares for Market Purchase

Authorise the Company to Make EU Political Organisation Donations up to GBP 200,000 and Incur EU Political Expenditure up to GBP 200,000

Adopt New Articles of Association

				M	Y	VF	VIF of Manamenent

blt ln	56650	BHP Billiton PLC	20-Oct-05

AGM

Accept Financial Statements and Statutory Reports for BHP Billiton Plc.

Accept Financial Statements and Statutory Reports for BHP Billiton Ltd.

Elect Carlos Cordeiro as Director of BHP Billiton Plc.

Elect Carlos Cordeiro as Director of BHP Billiton Ltd.

Elect Gail de Planque as Director of BHP Billiton Plc.

Elect Gail de Planque as Director of BHP Billiton Ltd.

Re-elect David Crawford as Director of BHP Billiton Plc.

Re-elect David Crawford as Director of BHP Billiton Ltd.

Re-elect David Jenkins as Director of BHP Billiton Plc.

Re-elect David Jenkins as Director of BHP Billiton Ltd.

Re-elect Mike Salamon as Director of BHP Billiton Plc.

Re-elect Mike Salamon as Director of BHP Billiton Ltd.

Reappoint KPMG Audit Plc as Auditors of BHP Billiton Plc and Authorise the Board to Determine Their Remuneration

Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of USD 265,926,499

Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of USD 61,703,675

Authorise 246,814,700 BHP Billiton Plc Ordinary Shares for Market Purchase

Approve Remuneration Report

Approve Grant of Deferred Shares and Options under the BHP Billiton Ltd. Group Incentive Scheme and Grant of Performance Shares under the BHP Billiton Ltd. Long Term Incentive Plan to Charles Goodyear

Approve Grant of Deferred Shares and Options under the Amended BHP Billiton Plc Group Incentive Scheme and Grant of Performance Shares under the BHP Billiton Plc Long Term Incentive Plan to Mike Salamon

Amend Articles of Association of BHP Billiton Plc.

Amend the Constitution of BHP Billiton Ltd.

				M	Y	VF	VIF of Manamenent

ssa li	B05N809	Sistema JSFC	21-Oct-05

Meeting for Holders of ADRs

APPROVE THE RELATED PARTY TRANSACTION (INTEREST OF V.S. LAGUTIN, THE MEMBER OF BOARD OF DIRECTORS, SISTEMA JSFC) - THE PURCHASE CONTRACT TO BE SIGNED AT ALLOCATION OF ADDITIONAL GENERAL AND REGISTERED STOCK OF COMSTAR - JOINT TELESYSTEMS BETWEEN SISTEMA

				M	Y	VF	VIF of Manamenent

906 hk	B03PGR0	China Netcom Group Corp Hongkong Ltd	25-Oct-05

Approve Acquisition by the Company of the Entire Issued Share Capital of China Netcom Group New Horizon Communications Corp. (BVI) Ltd. at a Consideration of RMB 12.8 Billion

Approve Continuing Connected Transactions Contemplated Under the Engineering and Information Technology Services Agreement and Materials Procurement Agreement; and the Relevant Annual Caps

Approve Continuing Connected Transactions Contemplated Under the Domestic Interconnection Settlement Agreement and the International Long Distance Voice Services Settlement Agreement

					M	Y	VF	VIF of Manamenent

cls gr	5105182	Celesio AG	2-Nov-05	Amend Articles Re: Designate Electronic Publications for Meeting Announcements and Invitation to Shareholder Meetings	M	Y	VF	Take No Action

BANPU/F TB	6075864	Banpu Public Company Ltd	2-Nov-05	EGM 1 Approve Minutes of Previous AGM 2 Approve Issuance of Debentures 3 Other Business	M	Y	VF 1-2, VA 3	VIF of Manamenent 1-2, VA Management 3

OML LN	738992	Old Mutual PLC	14-Nov-05

EGM

Approve Acquisition of Skandia

Authorise the Remuneration Committee to Amend the Company's Share Option and Deferred Delivery Plan and the Company's Restricted Share Plan

Approve Increase in Authorised Capital from GBP 600,000,000 to GBP 750,000,000

Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 141,400,000 in Connection with the Acquisition

					M	Y	VF	VIF of Manamenent

uob sp	6916781	United Overseas Bank	18-Nov-05

EGM

Approve Increase in Authorized Capital by the Creation of 20,000 Class A Preference Shares of $0.01 Each; 200,000 Class B Preference Shares of SGD 0.01 Each; and 40,000 Class C Preference Shares of EUR 0.01 Each; and Amend Articles of Association

Approve Preference Share Issue Mandate

					M	Y	VF	VIF of Manamenent

SPH SP	B012899	Singapore Press Holdings Ltd	2-Dec-05

AGM

1 Adopt Financial Statements and Directors' and Auditors' Reports

2 Declare Final Dividend of SGD 0.08 Per Share and Special Dividend of SGD 0.078 Per Share

3 Reelect Lee Ek Tieng as Director

4 Reelect Chan Heng Loon Alan as Director

5 Reelect Sum Soon Lim as Director

6 Reelect Philip N Pillai as Director

7 Reelect Tony Tan Keng Yam as Director

8 Approve Directors' Fees of SGD 760,000 (2004: SGD 787,500)

9 Appoint Auditors and Authorize Board to Fix Their Remuneration

10 Other Business (Voting)

11 Approve Issuance of Shares without Preemptive Rights

12 Approve Issuance of Shares and Grant of Options Pursuant to the Singapore Press Hldgs. Group (1999) Share Option Scheme

13 Authorize Share Repurchase Program

				M	Y	VF 1-9, 11-13 VA 10	VIF of Management 1-9,11-13 VA Management 10

DASA3 BZ	B03WBK9	Diagnosticos da America SA	12-Dec-05

EGM

Special Meeting Agenda

Amend Bylaws Re: Executive Officer Board

Approve Acquisition of 4.3 Million Common Shares Representing 100 Percent of the Image Memorial SA's Empreendimentos e Participacoes Hospitalares Share Capital

				M	Y	VF	VIF of Manamenent

CRI GR	5179712	Unicredito Italiano SpA	15-Dec-05

EGM

Ordinary Business

Fix Number of Directors on the Board; Elect Directors for 2006-2008 Period

Determine Remuneration of Directors, Members of Executive Committee, Members of the Audit Committee, and Chairman of the Supervisory Committee

Authorization to Sell Treasury Shares

				M	Y	VF	Take No Action

CS FP	7088429	Axa ((Formerly Axa-Uap)	16-Dec-05

EGM

Special Business

1 Approve Merger by Absorption of Finaxa and Capital Increase in Connection with the Merger

2 Approve Accounting Treatment of Merger

3 Approve Reduction in Share Capital

4 Assume Obligations of 2.75% 1997/2006 Convertible Bonds Issued by Finaxa

5 Assume Obligations of Stock Options Granted by Finaxa

6 Approve Dissolution of Finaxa without Liquidation

7 Amend Articles to Reflect Changes in Capital

8 Authorize Issuance of Convertible Bonds to Holders of Finaxa 3% 1998/2007 Bonds Convertible Into Axa Shares

9 Reserve Convertible Bonds Issuance to Holders of Finaxa 3% 1998/2007 Bonds

10 Approve Capital Increase Reserved for Employees Participating in Savings-Related Share Purchase Plan

11 Authorize Filing of Required Documents/Other Formalities

					M	Y	VF 1-9,11 VA 10	Take No Action

ABS AU	6338675	A.B.C Learning Centres Ltd	20-Jan-06	EGM Ratify Past Issuance of 37.2 Million Shares Approve Issuance of Up to a Total of Approximately Nine Million Shares to Austock Corporate Finance Limited	M	Y	VF	TNA

SIE GR	5727973	Siemens AG	26-Jan-06

AGM Receive Supervisory Board Report, Corporate Governance Report, and Compensation Report

Receive Financial Statements and Statutory Reports

Approve Allocation of Income and Dividends of EUR 1.35 per Share

Approve Discharge of Management Board for Fiscal 2004/2005

Approve Discharge of Supervisory Board for Fiscal 2004/2005

Ratify KPMG Deutsche Treuhand-Gesellschaft AG as Auditors for Fiscal 2005/2006

Authorize Share Repurchase Program and Reissuance or Cancellation of Repurchased Shares

Approve Creation of EUR 75 Million Pool of Capital to Guarantee Conversion Rights under Stock Option Plans

Amend Articles Re: Calling of, Registration for, and Conducting of Shareholder Meetings due to New German Legislation (Law on Company Integrity and Modernization of the Right of Avoidance)

					M	Y	VF	TNA

ALV GR	5231485	Allianz AG (formerly Allianz Holding AG)	8-Feb-06

EGM Approve Merger by Absorption of Riunione Adriatica di Sicurta SpA; Approve Change of Corporate Form to Societas Europea (SE)

Issue 25.1 Million Shares in Connection with Merger by Merger by Absorption of RIUNIONE ADRIATICA DI SICURTA Societa per Azioni

Approve Creation of EUR 450 Million Pool of Conditional Capital with Preemptive Rights

Approve Employee Stock Purchase Plan

Approve Issuance of Convertible Bonds and/or Bonds with Warrants Attached up to Aggregate Nominal Amount of EUR 10 Billion with Preemptive Rights; Approve Creation of EUR 250 Million Pool of Conditional Capital to Guarantee Conversion Rights

Authorize Repurchase of up to Five Percent of Issued Share Capital for Trading Purposes

Authorize Repurchase of up to 10 Percent of Issued Share Capital for Purposes other than Trading

				M	Y	VF	TNA

SMSN LI	4942818	Samsung Electronics Co. Ltd.	28-Feb-06

Meeting for Holders of ADRs

APPROVAL OF THE BALANCE SHEET, INCOME STATEMENT AND STATEMENT OF APPROPRIATION OF RETAINED EARNINGS FOR THE 37TH FISCAL YEAR (FROM JANUARY 1, 2005 TO DECEMBER 31, 2005), AS SET FORTH IN THE COMPANY S NOTICE OF MEETING ENCLOSED HEREWITH.

APPROVAL OF THE APPOINTMENT OF DIRECTORS: (A) INDEPENDENT DIRECTORS: GWI-HO CHUNG, JAE-SUNG HWANG, OH SOO PARK, CHAE-WOONG LEE AND DONG-MIN YOON.

APPROVAL OF THE APPOINTMENT OF DIRECTORS: (B) EXECUTIVE DIRECTORS: KUN-HEE LEE, JONG-YONG YUN, YOON-WOO LEE AND DOH-SEOK CHOI

APPROVAL OF THE APPOINTMENT OF DIRECTORS: (C) AUDIT COMMITTEE: JAE-SUNG HWANG AND CHAE-WOONG LEE.

APPROVAL OF THE COMPENSATION CEILING FOR THE DIRECTORS, AS SET FORTH IN THE COMPANY S NOTICE OF MEETING ENCLOSED HEREWITH.

				M	Y	VF	VIF of Management

NOVN VX	7103065	Novartis AG	28-Feb-06

Accept Financial Statements and Statutory Reports

Approve Discharge of Board and Senior Management

Approve Allocation of Income and Dividends of CHF 1.15 per Share

Approve CHF 5.1 Million Reduction in Share Capital

Amend Articles to Remove 12-Year Term Limit for Board Members

Accept Retirement of Helmut Sihler as Director

Reelect Srikant Datar as Director

Reelect William George as Director

Reelect Wendelin Wiedeking as Director

Reelect Rolf Zinkernagel as Director

Elect Andreas von Planta as Director

Ratify PricewaterhouseCoopers AG as Auditors

				M	Y	VF	TNA

DASA3 BZ	B03WBK9	Diagnosticos da America SA	3-Mar-06

Special Meeting Agenda

Amend Bylaws Re: Increase in Authorized Capital, Inclusion of Provisions Relating to the Widely-held Ownership of the Company and, Adaptation to the Modifications of the Novo Mercado Listing Requirements

Ratify Acquisition of 8,953 Shares, Representing 100 Percent of Laboratorio Alvaro S.A.'s Capital

				M	Y	VF	VIF of Management

003600 KS	6988371	SK Corporation (FormerlyYukong Ltd )	10-Mar-06

Approve Appropriation of Income and Dividends of KRW 1850 Per Common Share

Elect Han Young-Suk as Independent Non-Executive Director

Elect Thomas Chan-Soo Kang as Independent Non-Executive Director and Member of Audit Committee

Approve Limit on Remuneration of Directors

				M	Y	VF	VIF of Management

KTGG LX	5804069	KT&G Corp. (Formerly Korea Tobacco & Ginseng)	17-Mar-06

!. Approve Appropriation of Income and Dividends of KRW 1700 Per Share For For

For Items 2.1 to 2.5, shareholders are asked to choose from amoung five candidates to fill two open board seats. Cumulative voting will apply for this contested election, so the two candidates with the highest levels of support will be elected.

2.1 Elect Independent Non-Executive Director

2.2 Elect Independent Non-Executive Director

2.3 Elect a Shareholder-Nominee to the Board

2.4 Elect a Shareholder-Nominee to the Board

2.5 Elect a Shareholder-Nominee to the Board

3. Elect Four Members of Audit Committee

4. Approve Limit on Remuneration of Directors

				M	Y	VA 2.3, 2.4, 2.5 VF 1, 2.1, 2.2, 3, 4	VA Management 2.1 - 2.5 VIF of Management 1, 3, 4

DASA3 BZ	B03WBK9	Diagnosticos da America SA	17-Mar-06	Accept Financial Statements and Statutory Reports Elect Members to the Board of Directors Approve Aggregate Annual Remuneration of Directors	M	Y	VF	VIF of Management

KTGG LX	5804069	KT&G Corp. (formerly Korea Tobacco & Ginseng)	17-Mar-06

Dissident agenda by Steel Partners and the Icahn Group: Legal validity of this alternative agenda is still subject to Korean court approval. Thus these are presented as shareholder proposals w/ no mgmt recs although dissidents present as voting items.

Approve Appropriation of Income and Dividends

Dissident agenda proposes to choose from among 9 candidates to fill 6 board seats. Cumulative voting will apply for this contested election.

Elect An Yong Chan as an Outside Director

Elect Kim Byong Kyun as an Outside Director

Elect Kim Jin Hyun as an Outside Director

Elect Lee Yoon Jae as an Outside Director

Elect Lee Chang Woo as an Outside Director

Elect Soh Soon Moo as an Outside Director

Elect Warren Lichtenstein as an Outside Director

Elect Howard Lorber as an Outside Director

Elect Steven Wolosky as an Outside Director

Dissident agenda proposes to choose from among 5 candidates to fill 2 board seats. Cumulative voting will apply for this contested election.

Elect An Yong Chan as an Outside Director

Elect Kim Byong Kyun as an Outside Director

Elect Warren Lichtenstein as an Outside Director

Elect Howard Lorber as an Outside Director

Elect Steven Wolosky as an Outside Director

Elect Kim Jin Hyun as an Outside Director to Serve as an Audit Committee Member

Elect Lee Yoon Jae as an Outside Director to Serve as an Audit Committee Member

Elect Lee Chang Woo as an Outside Director to Serve as an Audit Committee Member

Elect Soh Soon Moo as an Outside Director to Serve as an Audit Committee Member

Cumulative voting will apply for this contested election

Elect Kim Jin Hyun as an Outside Director to Serve as an Audit Committee Member

Elect Lee Yoon Jae as an Outside Director to Serve as an Audit Committee Member

Elect Lee Chang Woo as an Outside Director to Serve as an Audit Committee Member

Elect Soh Soon Moo as an Outside Director to Serve as an Audit Committee Member

Approve Cap on Remuneration of the Directors

					M	N		TNA

INVEB SS	5679591	Investor AB	21-Mar-06

Elect Chairman of Meeting

Prepare and Approve List of Shareholders

Approve Agenda of Meeting

Designate Inspector or Shareholder Representative(s) of Minutes of Meeting

Acknowledge Proper Convening of Meeting

Receive Financial Statements and Statutory Reports

Receive President's Report

Receive Report on the Work of the Board and Its Committees

Accept Financial Statements and Statutory Reports

Approve Discharge of Board and President

Approve Allocation of Income and Dividends of SEK 3.50 Per Share

Determine Number of Members and Deputy Members of Board

Approve Remuneration of Directors in the Aggregate Amount of SEK 6.94 Million; Approve Remuneration of Auditors

Elect Grace Skaugen, Peter Wallenberg Jr, and Boerje Ekholm as Directors; Reelect Sune Carlsson, Sirkka Haemaelaeinen, Haakon Mogren, Ander Scharp, Griffith Sexton, Bjoern Svedberg, and Jacob Wallenberg as Directors

Amend Articles Re: Various Changes to Comply with New Swedish Companies Act

Approve Remuneration Policy and Other Terms of Employment for Executive Management

Approve Long-Term Incentive Programs (Stock Matching Plan and Performance Share Program)

Authorize Repurchase of Up to Ten Percent of Issued Share Capital and Transfer a Maximum of 700,000 Shares to Employee Incentive Plans

Approve Sale of 50 Percent of the Shares in Novare Human Capital to Its Employees

Authorize Chairman of Board and Representatives of Four of Company's Largest Shareholders to Serve on Nominating Committee

Close Meeting

				M	Y	VF	VIF of Management

DWN GR	5812200	Deutsche Wohnen AG	23-Mar-06

Approve Termination of Affiliation Agreement with DB Real Estate Management GmbH

Change Fiscal Year End to June 30

Amend Articles to Allow Voluntary Conversion of Registered Shares into Bearer Shares

Amend Articles to Remove Right of DB Real Estate Management GmbH to Appoint One Supervisory Board Member

Amend Articles Re: Registration for and Voting at Shareholder Meetings

Elect Florian Stettler to the Supervisory Board

				M	Y	VF	VIF of Management

ASML NA	5949368	ASML Holding NV (Formerly ASM Lithography Hldg)	23-Mar-06

Open Meeting

Overview of Company's Business and Financial Situation

Approve Financial Statements and Statutory Reports

Approve Discharge of Management Board

Approve Discharge of Supervisory Board

Receive Explanation on Company's Reserves and Dividend Policy

Amend Articles Re: Cancel Priority Shares; Extend Term for Record Date

Approve Remuneration Report Containing Remuneration Policy for Management Board Members

Approve Performance Stock Arrangement for Management Board

Approve Performance Stock Option Arrangement for Management Board

Approve Number of Stock Options Available for ASML Employee Stock Option Arrangements and Authorize Management Board to Issue Stock Options Pursuant to These Arrangements

Authorize Management Board to Issue 22,000 Sign-on Stock and 22,000 Sign-on Stock Options to K.P. Fuchs

Receive Notification of Appointment of K.P. Fuchs to Management Board

Reelect J.A. Dekker to Supervisory Board

Receive Announcement That H. Bodt will Retire by Rotation in 2007

Grant Board Authority to Issue Shares Up To 10 Percent of Issued Capital without Preemptive Rights

Authorize Board to Exclude Preemptive Rights from Issuance Under Item 13A

Grant Board Authority to Issue Shares Up To 10 Percent of Issued Capital in Case of Takeover/Merger and Restricting/Excluding Preemptive Rights

Authorize Board to Exclude Preemptive Rights from Issuance Under Item 13C

Authorize Repurchase of Up to Ten Percent of Issued Share Capital

Other Business (Non-Voting)

Close Meeting

				M	Y	VF	TNA

4PR/1 COM ALLLL11 BZ	B06QT37	All America Latina Logisticasa	27-Mar-06

Holders of Preference Shares are Not Entitled to Vote at This Meeting

Ordinary Business

Accept Financial Statements and Statutory Reports for Fiscal Year Ended 12-31-05

Approve Allocation of Income and Dividends

Elect Directors and Supervisory Board Members

Approve Remuneration of Directors

Special Business

Amend Company Bylaws to Comply with Updated BOVESPA Regulations Re: Level 2 Corporate Governance Practices

				M	Y	VF	VIF of Management

NATU3 BZ	B014K55	NATURA COSMETICOS SA, SAO PAULO	29-Mar-06

Ordinary Business

Accept Financial Statements and Statutory Reports for Fiscal Year Ended 12-31-05

Approve Capital Budget, Allocation of Income, Dividends Paid and Interest on Capital

Elect Members of Board of Directors

Approve Remuneration of Directors

Designate Newspaper to Publish Meeting Announcements

Special Business

Approve 5-for-1 Stock Split

Amend Articles 5 and 6 Re: Reflect Stock Split

Amend Article 1 Re: Compliance with Updates to BOVESPA Novo Mercado Listing Requirements; Consolidation of Amendments

Approve Amended and Restated Articles of Incorporation

				M	Y	VF	VIF of Management

BANPU/F TB	6075864	Banpu Public Company Ltd.	30-Mar-06

1. Approve Minutes of Previous EGM

2. Accept 2005 Performance Results

3. Accept Financial Statements and Statutory Reports

4. Approve Allocation of Income and Payment of Final Dividend of Baht 4.00 Per Share

5. Elect Directors

6. Approve Remuneration of Directors

7. Approve Auditors and Authorize Board to Fix Their Remuneration

8. Other Business

				M	Y	VF	VIF of Management 1-7, VA Management 8

PHIA NA	5986622	Philips Electronics Nv	30-Mar-06

Speech President

Approve Financial Statements and Statutory Reports

Explanation of Policy on Additions To Reserves and Dividends

Approve Dividend of EUR 0.44 ($0.52)per Share

Approve Discharge of Management Board

Approve Discharge of Supervisory Board

Elect T.W.H. van Deursen to Management Board

Elect F.A. van Houten to Management Board

Elect J.A. Karvinen to Management Board

Elect R.S. Provoost to Management Board

Elect A. Ragnetti to Management Board

Reelect W. de Kleuver to Supervisory Board

Reelect Richard Greenbury to Supervisory Board

Proposal to Amend the Remuneration Policy for Management Board

Proposal to Amend the Maximum Percentage of The Annual LTIP Pool-size To Be Allocated To Members of Management Board

Cancellation of Shares Held by the Company

Amend Articles to Reflect Changes in Capital For

Grant Board Authority to Issue Shares Up To 10 Percent of Issued Capital Plus Additional 10 Percent in Case of Takeover/Merger Restricting/Excluding Preemptive Rights

Authorize Repurchase of Up to Ten Percent of Issued Share Capital

Other Business (Non-Voting)

				M	Y	VF	TNA

2502 JP	6054409	Asahi Breweries Ltd.	30-Mar-06

Approve Allocation of Income, Including the Following Dividends: Interim JY 7.5, Final JY 9.5, Special JY 0

Amend Articles to: Expand Business Lines - Decrease Authorized Capital to Reflect Share Repurchase - Authorize Public Announcements in Electronic Format - Update Language of Articles to Reflect New Corporate Law

Approve Executive Stock Option Plan

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Approve Retirement Bonuses for Directors

				M	Y	VF	VIF of Management

AZA IM	B0L4LJ6	Alitalia SpA	31-Mar-06	Annual Meeting Agenda Accept Financial Statements, Consolidated Financial Statements, and Statutory Reports Relative to Fiscal Year 2005	M	Y	VF	TNA

G CN	2676302	Goldcorp Inc.	19-Apr-06

Fix Number of Directors at Nine

Elect Director David R. Beatty

Elect Director John P. Bell

Elect Director Lawrence I. Bell

Elect Director Bev Briscoe

Elect Director Douglas M. Holtby

Elect Director Antonio Madero

Elect Director Donald R.M. Quick

Elect Director Michael L. Stein

Elect Director Ian W. Telfer

Ratify Deloitte & Touche LLP as Auditors and Authorize Board to Fix Remuneration of Auditors

Adopt New By-laws

Approve Issuance of Warrants Upon the Early Exercise of Five Series of Outstanding Share Warrants

					M	Y	VF	VIF Management

PAC US	B0YFC60	Grupo Aeroportuario Del Pacifico S A De CV	20-Apr-06

PRESENTATION AND APPROVAL OR MODIFICATION, AS APPLICABLE, OF THE REPORT OF MANAGEMENT.

PROPOSAL REGARDING THE APPLICATION OF THE PROFITS AND DECLARATION OF DIVIDENDS IN ACCORDANCE WITH THE POLICIES APPROVED BY THE COMPANY.

PROPOSAL THAT THE NOMINATIONS AND COMPENSATION COMMITTEE OF THE COMPANY CONSIST OF TWO MEMBERS, AS RECOMMENDED BY THE BOARD TO THE SHAREHOLDERS.

PROPOSAL, DISCUSSION AND APPOINTMENT, AS APPLICABLE, OF THE MEMBER OF THE NOMINATIONS AND COMPENSATION COMMITTEE PROPOSED BY SERIES B SHAREHOLDERS. ACKNOWLEDGEMENT OF THE APPOINTMENT OF THE MEMBER OF THE NOMINATIONS AND COMPENSATION COMMITTEE PROPOSED

RECOGNITION OF ANY NEW SHAREHOLDERS OR GROUP OF SHAREHOLDERS THAT OWN AT LEAST 10% OF THE OUTSTANDING CAPITAL STOCK OF THE COMPANY THAT ARE ENTITLED TO PROPOSE CANDIDATES FOR THE POSITION OF DIRECTOR, IF APPLICABLE.

ADOPTION OF SUCH RESOLUTIONS AS MAY BE DEEMED NECESSARY OR CONVENIENT IN ORDER TO GIVE EFFECT TO THE DECISIONS REACHED IN RESPECT OF THE FOREGOING MATTERS.

				M	Y	VF	TNA

PCA CN	2684316.00	Petro Canada	25-Apr-06

Elect Director Ron A. Brenneman

Elect Director Angus A. Bruneau

Elect Director Gail Cook-Bennett

Elect Director Richard J. Currie

Elect Director Claude Fontaine

Elect Director Paul Haseldonckx

Elect Director Thomas E. Kierans

Elect Director Brian F. MacNeill

Elect Director Maureen McCaw

Elect Director Paul D. Melnuk

Elect Director Guylaine Saucier

Elect Director James W. Simpson

Ratify Deloitte & Touche LLP as Auditors

				M	Y	VF	VIF Management

ECA CN	2793193	Encana Corporation	26-Apr-06

Elect Director Michael N. Chernoff

Elect Director Ralph S. Cunningham

Elect Director Patrick D. Daniel

Elect Director Ian W. Delaney

Elect Director Randall K. Eresman

Elect Director Michael A. Grandin

Elect Director Barry W. Harrison

Elect Director Dale A. Lucas

Elect Director Ken F. McCready

Elect Director Gwyn Morgan

Elect Director Valerie A.A. Nielsen

Elect Director David P. O'Brien

Elect Director Jane L. Peverett

Elect Director Dennis A. Sharp

Elect Director James M. Stanford

Ratify PricewaterhouseCoopers LLP as Auditors and Authorize Board to Fix Remuneration of Auditors

				M	Y	VF	VIF Management

ONC CN	2516947	Oncolytics Biotech Inc.	26-Apr-06

Elect Bradley Thompson, Douglas Ball, William Cochrane, Jim Dinning, J. Mark Lievonen, Robert Schultz, Fred Stewart as Directors

Approve Ernst & Young as Auditors and Authorize Board to Fix Remuneration of Auditors

Amend Stock Option Plan

Amend Articles re: Location of Meeting of Shareholders

				M	Y	VF	VIF Management

CX US	2488671.00	Cemex SA	27-Apr-06

Meeting for Holders of ADRs

PROPOSAL TO SPLIT EACH OF THE COMPANY S ORDINARY COMMON SHARES SERIES A AND SERIES B SHARES AND AMEND ARTICLE 6 OF THE COMPANY S BY-LAWS.

PROPOSAL TO CHANGE THE COMPANY S BY-LAWS.

APPOINTMENT OF DELEGATES TO FORMALIZE THE RESOLUTIONS ADOPTED AT THE MEETING AND THE CHANGES IN THE COMPANY S BY-LAWS OR ESTATUTOS SOCIALES, IF APPLICABLE.

APPROVAL OF THE FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDED DECEMBER 31, 2005.

ALLOCATION OF PROFITS AND THE MAXIMUM AMOUNT OF FUNDS TO BE USED FOR THE PURCHASE OF COMPANY SHARES.

PROPOSAL TO INCREASE THE CAPITAL STOCK OF THE COMPANY IN ITS VARIABLE PORTION.

APPOINTMENT OF DIRECTORS AND STATUTORY AUDITORS, AND PRESIDENT OF THE AUDIT COMMITTEE AND SOCIETAL PRACTICES.

COMPENSATION OF DIRECTORS, STATUTORY AUDITORS AND AUDIT AND SOCIETAL PRACTICES COMMITTEE.

APPOINTMENT OF DELEGATES TO FORMALIZE THE RESOLUTIONS ADOPTED AT THE MEETING.

				M	Y	VF	VIF Management

RIO-P US	2933900	Companhia Vale Do Rio Doce	27-Apr-06

Meeting for Holders of ADRs

APPRECIATION OF THE MANAGEMENTS REPORT AND ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005

PROPOSAL FOR THE DESTINATION OF PROFITS OF THE SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT BUDGET FOR THE COMPANY, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT

APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL

ESTABLISHMENT OF THE REMUNERATION OF THE SENIOR MANAGEMENT AND FISCAL COUNCIL MEMBERS

PROPOSAL FOR A FORWARD SPLIT, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT

PROPOSAL TO MODIFY THE COMPANY S BY-LAWS, RELATED TO SECTION II AND SUBSECTION IV OF CHAPTER IV, IN RELATION TO THE ADVISORY COMMITTEES, IN THE FOLLOWING TERMS: A) CHANGE OF THE HEADING OF ARTICLE 15; B) AMENDMENT TO ARTICLE 16; C) ADD ITEM IV TO ARTICLE

				M	Y	VF	VIF Management

CP CN	2793115	Canadian Pacific Railway Ltd.	5-May-06

Elect Director Stephen E. Bachand

Elect Director John E. Cleghom

Elect Director Tim W. Faithfull

Elect Director Frederic J. Green

Elect Director The Hon. John P. Manley

Elect Director Linda J. Morgan

Elect Director Dr. James R. Nininger

Elect Director Madeleine Paquin

Elect Director Michael E.J. Phelps

Elect Director Roger Phillips

Elect Director Hartley T. Richardson

Elect Director Michael W. Wright

Ratify PricewaterhouseCoopers LLP as Auditors

Approve Future Increase in the Size of the Stock Option Plan

Amend Stock Option Plan to Prohibit Repricings Without Shareholder Approval

				M	Y	VF	VIF Management

TLM CN	2068299	Talisman Energy Inc.	9-May-06

Elect Director Douglas D. Baldwin

Elect Director James W. Buckee

Elect Director William R.P. Dalton

Elect Director Kevin S. Dunne

Elect Director Lawrence G. Tapp

Elect Director Stella M. Thompson

Elect Director Robert G. Welty

Elect Director Charles R. Williamson

Elect Director Charles W. Wilson

Ratify Ernst & Young LLP as Auditors

Approve Stock Split

				M	Y	VF	TNA

PAC US	B0YFC60	Grupo Aeroportuario Del Pacifico S A De CV	25-May-06

Meeting for Holders of ADRs

APPROVAL IN ACCORDANCE WITH ARTICLE 15 OF THE COMPANY S BYLAWS, OF THE NUMBER OF DIRECTORS WHO WILL CONSTITUTE THE BOARD.

ELECTION BY THE HOLDERS OF THE COMPANY S SERIES BB SHARES OF FOUR DIRECTORS OF THE COMPANY AND THEIR ALTERNATES

ELECTION OF THE CANDIDATES APPOINTED BY NACIONAL FINANCIERA, S.N.C., FOR THE POSITIONS OF DIRECTOR AND ALTERNATE DIRECTOR.

APPOINTMENT OF ONE DIRECTOR TO SERVE AS A MEMBER OF THE NOMINATIONS AND COMPENSATION COMMITTEE.

RECOGNITION OF ANY NEW SHAREHOLDER OR GROUP OF SHAREHOLDERS THAT OWNS AT LEAST 10% OF THE OUTSTANDING CAPITAL STOCK.

DIRECTOR CANDIDATES PREPARED BY THE NOMINATIONS AND COMPENSATION COMMITTEE, ELECTION OF SUCH CANDIDATES TO FILL VACANCIES.

Ratify Auditors

RATIFICATION OF THE APPOINTMENT, OR REPLACEMENT OF MEMBERS OF THE COMPANY S NOMINATIONS AND COMPENSATION COMMITTEE.

NOMINATIONS AND COMPENSATION COMMITTEE S CONSIDERATION OF THE COMPENSATION TO BE PROVIDED TO MEMBERS.

ADOPTION OF SUCH RESOLUTIONS AS MAY BE DEEMED NECESSARY OR CONVENIENT IN ORDER TO GIVE EFFECT TO THE DECISIONS REACHED IN RESPECT OF THE FOREGOING MATTERS.

				M	Y	VF	TNA

LUKOY US	2537432.00	Lukoil Oao	28-Jun-06

Meeting for Holders of ADRs

TO APPROVE THE ANNUAL REPORT OF OAO LUKOIL FOR 2005, AND THE DISTRIBUTION OF PROFITS: THE NET PROFIT FOR DISTRIBUTION FOR 2005 WAS EQUAL TO 66,326,909,000 ROUBLES. TO DISTRIBUTE 28,068,587,000 ROUBLES TO THE PAYMENT OF DIVIDEND FOR 2005. THE REST OF TH

ELECTION OF THE BOARD OF DIRECTORS - (Cumulative Voting Applies to Directors. Please request a form from your ISS representative in order to vote for directors)

Elect Vagit Yusufovich Alekperov as President of OAO Lukoil

TO ELECT THE AUDIT COMMISSION FROM THE LIST OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS OF OAO LUKOIL ON 4 FEBRUARY 2006: KONDRATIEV, PAVEL GENNADIEVICH

TO ELECT THE AUDIT COMMISSION FROM THE LIST OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS OF OAO LUKOIL ON 4 FEBRUARY 2006: NIKITENKO, VLADIMIR NIKOLAEVICH

TO ELECT THE AUDIT COMMISSION FROM THE LIST OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS OF OAO LUKOIL ON 4 FEBRUARY 2006: SKLYAROVA, TATYANA SERGEEVNA

TO RECOGNIZE AS ADVISABLE THE RETENTION OF THE AMOUNTS OF REMUNERATION OF MEMBERS OF THE BOARD OF DIRECTORS AND THE AUDIT COMMISSION OF OAO LUKOIL ESTABLISHED BY DECISION OF THE ANNUAL GENERAL SHAREHOLDERS MEETING OF OAO LUKOIL OF 24 JUNE 2004

TO APPROVE THE COMPANY S INDEPENDENT AUDITOR CLOSED JOINT STOCK COMPANY KPMG.

TO APPROVE AMENDMENTS AND ADDENDA TO THE CHARTER OF OPEN JOINT STOCK COMPANY OIL COMPANY LUKOIL , PURSUANT TO APPENDIX 1.

TO APPROVE AN ADDENDUM TO THE REGULATIONS ON THE BOARD OF DIRECTORS OF OAO LUKOIL , PURSUANT TO APPENDIX 2.

TO APPROVE AMENDMENTS AND ADDENDA TO THE REGULATIONS ON THE AUDIT COMMISSION OF OAO LUKOIL , PURSUANT TO APPENDIX 3.

TO APPROVE OIL SUPPLY CONTRACT BETWEEN OAO LUKOIL AND OOO LUKOIL VOLGOGRADNEFTEPERERABOTKA.

TO APPROVE SUPPLY CONTACT BETWEEN OAO LUKOIL AND OOO LUKOIL VOLGOGRADNEFTEPERERABOTKA.

TO APPROVE SUPPLEMENTAL AGREEMENT TO SHAREHOLDER LOAN AGREEMENT NO. 0510225 OF 29 MARCH 2005 BETWEEN OAO LUKOIL AND OOO NARYANMARNEFTEGAZ.

TO APPROVE SUPPLEMENTAL AGREEMENT TO SHAREHOLDER LOAN AGREEMENT NO. 0610114 OF 3 MARCH 2005 BETWEEN OAO LUKOIL AND OOO NARYANMARNEFTEGAZ.

TO APPROVE LOAN AGREEMENT BETWEEN OAO LUKOIL AND OOO NARYANMARNEFTEGAZ.

TO APPROVE LOAN AGREEMENT BETWEEN OAO LUKOIL AND OOO NARYANMARNEFTEGAZ.

TO APPROVE POLICY (CONTRACT) ON INSURING THE LIABILITY OF DIRECTORS, OFFICERS AND CORPORATIONS BETWEEN OAO LUKOIL AND OAO KAPITAL STRAKHOVANIE.

				M	N	TNA	TNA

SCB/F TB	6889935.00	Siam Commercial Bank PLC	4-Apr-06

Approve Minutes of Previous AGM

Accept Annual Report

Accept Financial Statements and Statutory Reports

Approve Allocation of Income and Payment of Normal Dividend of Baht 2 Per Share and Special Dividend of Baht 1 Per Share

Approve Remuneration and Bonus of Directors

Reelect Bodin Asavanich, Puntip Surathin, Maris Samaram, Tiraphot Vajrabhaya, and Pichai Chunhavajira as Directors

Authorize Issuance of Debentures Not Exceeding Baht 100 Billion or its Equivalent in Other Currency

Approve Deloitte Touche Tohmatsu Jaiyos as Auditors and Fix Their Remuneration

Amend Clause 4 of the Memorandum of Association In Line with Conversion of Preferred Shares

				M	Y	VF	VIF Management
NSRGY US	B014JG9	Nestle SA	6-Apr-06

Accept Financial Statements and Statutory Reports

Approve Discharge of Board and Senior Management

Approve Allocation of Income and Dividends of CHF 9 per Share

Approve CHF 2.8 Million Reduction in Share Capital

Reelect Jean-Pierre Meyers as Director

Reelect Andre Kudelski as Director

Elect Naina Kidwai as Director

Elect Jean-Rene Fourtou as Director

Elect Steven Hoch as Director

Amend Articles Re: Mandate Board to Draft Revised Articles; Waive Quorum Requirement and Reduce Supermajority Requirement for Adoption of Revised Articles at 2007 AGM or Later

				M	Y	VF	TNA

HEN3 GR	5076705	Henkel KGAA	10-Apr-06

Meeting For Common and Preferred Shareholders; Only Common Shareholder Can Vote

Receive Financial Statements and Statutory Reports; Accept Financial Statements and Statutory Reports

Approve Allocation of Income and Dividends of EUR 1.30 per Common Share and EUR 1.36 per Preference Share

Approve Discharge of Personally Liable Partners for Fiscal 2005

Approve Discharge of Supervisory Board for Fiscal 2005

Approve Discharge of Shareholders' Committee for Fiscal 2005

Ratify KPMG Deutsche Treuhandgesellschaft AG as Auditors for Fiscal 2006

Elect Konstantin von Unger to the Supervisory Board

Elect Thomas Manchot to the Supervisory Board

Authorize Share Repurchase Program and Reissuance of Repurchased Shares

Approve Creation of EUR 25.6 Million Pool of Capital with Preemptive Rights

Amend Articles Re: Calling of, Registration for, and Conducting of Shareholder Meetings due to New German Legislation (Law on Company Integrity and Modernization of the Right of Avoidance)

Approve Affiliation Agreement with Subsidiary SHC Beauty Cosmetics GmbH

Approve Affiliation Agreement with Subsidiary Henkel Loctite-KID GmbH

Approve Affiliation Agreement with Subsidiary Elch GmbH

				M	Y	VF	VIF Management

HEN3 GR	5076705	Henkel KGAA	10-Apr-06

Meeting For Preferred Shareholders

1. Announcement of Resolutions Passed at 2006 AGM Pertaining to EUR 25.6 Million Creation of Capital

2. Approve Creation of EUR 25.6 Million Pool of Capital with Preemptive Rights

				M	Y	TNA - 1,VF - 2	TNA - 1,VIF Management - 2

ERICB SS	5959378	Ericsson (Telefonaktiebolaget L M Ericsson)	10-Apr-06

1.1 Elect Chairman of Meeting

1.2 Prepare and Approve List of Shareholders

1.3 Approve Agenda of Meeting

1.4 Acknowledge Proper Convening of Meeting

2.1 Designate Inspector or Shareholder Representative(s) of Minutes of Meeting

2.2 Receive Financial Statements and Statutory Reports

2.3 Receive Board and Committee Reports

2.4 Receive President's Report; Allow Questions

2.5 Approve Financial Statements and Statutory Reports

2.6 Approve Discharge of Board and President

3. Approve Allocation of Income and Dividends of SEK 0.45 Per Share

4. Determine Number of Members (10) and Deputy Members (0) of Board

5. Approve Remuneration of Directors in the Amount of SEK 3.8 Million for Chairman and SEK 750,000 for Other Directors; Approve Remuneration of Committee Members

6. Reelect Michael Treschow (Chairman), Marcus Wallenberg, Peter Bonfield, Sverker Martin-Loef, Nancy McKinstry, Ulf Johansson, and Carl-Henric Svanberg as Directors; Elect Boerje Ekholm, Katherine Hudson, and Anders Nyren as New Directors

7. Authorize Chairman of Board and Representatives of Four of Company's Largest Shareholders to Serve on Nominating Committee

8.1 Approve Omission of Remuneration of Nominating Committee Members

8.2 Approve Remuneration of Auditors

9.1 Amend Articles Re: Amend Corporate Purpose; Various Changes to Comply with New Swedish Companies Act

9.2 Approve Remuneration Policy And Other Terms of Employment For Executive Management

10.1 Approve Implementation of 2006 Long-Term Incentive Plan

10.2 Authorize Reissuance of 38.4 Million Repurchased Class B Shares for 2006 Long-Term Incentive Plan

11.1 Authorize Reissuance of 63.2 Million Repurchased Class B Shares in Connection with 2001 Global Stock Incentive Program, 2003 Stock Purchase Plan, and 2004 and 2005 Long-Term Incentive Plans

11.2 Shareholder Proposal

12.1 Shareholder Proposal: Assign Board to Present to Shareholders a Plan for Elimination of Class A Shares at 2007 AGM

12.2 Close Meeting

				M	Y	TNA 2.2-2.4, 11.2,12.1, 12.2. VF - 1.1-2.1, 2.5-11.1	TNA 2.2-2.4, 11.2, 12.2. VIF Management 1.1-2.1, 2.5 - 11.1, 12.1

DCX GR	5529027.00	Daimlerchrysler AG	12-Apr-06

1. Receive Financial Statements and Statutory Reports

2. Approve Allocation of Income and Dividends of EUR 1.50 per Share

3. Approve Discharge of Management Board for Fiscal 2005

4.1 Approve Discharge of Supervisory Board for Fiscal 2005

4.2 Ratify KPMG Treuhand-Gesellschaft Aktiengesellschaft as Auditors for Fiscal 2006

5.1 Authorize Share Repurchase Program and Reissuance of Repurchased Shares

5.2 Elect Manfred Bischoff to the Supervisory Board

6.1 Amend Articles Re: Conducting of Shareholder Meetings due to New German Legislation (Law on Company Integrity and Modernization of the Right of Avoidance)

6.2 Authorize Special Audit of Smart Brand Business; Appoint Michael Wahlscheidt as Special Auditor

6.3 Authorize Special Audit of Maybach Brand Business; Appoint Michael Wahlscheidt as Special Auditor

				M	Y	TNA - 1, VA 6.2,6.3, VF 2-6.1	TNA - 1, VA Management 6.2,6.3, VIF Management 2-6.1

UBSN VX	7126114	UBS AG	19-Apr-06

Accept Financial Statements and Statutory Reports

Approve Allocation of Income and Dividends of CHF 3.20 per Share

Approve Discharge of Board and Senior Management

Reelect Rolf Meyer as Director

Reelect Ernesto Bertarelli as Director

Elect Gabrielle Kaufmann-Kohler as Director

Elect Joerg Wolle as Director

Ratify Ernst & Young Ltd. as Auditors

Ratify BDO Visura as Special Auditors

Approve CHF 29.7 Million Reduction in Share Capital via Cancellation of Repurchased Shares

Authorize Repurchase of Issued Share Capital

Approve Reduction in Share Capital via Capital Repayment of CHF 0.60 per Share

Approve 2:1 Stock Split

Amend Articles to Reflect Changes in Capital

Amend Articles Re: Capital Holding Requirement for Submitting Shareholder Proposals

Approve Creation of CHF 15 Million Pool of Capital without Preemptive Rights to Service Existing Stock Option Plan

				M	Y	VF	TNA

BP/ LN	0798059	BP PLC (Form. Bp Amoco Plc)	20-Apr-06

Accept Financial Statements and Statutory Reports

Approve Remuneration Report

Re-elect David Allen as Director

Re-elect Lord Browne of Madingley as Director

Re-elect John Bryan as Director

Re-elect Antony Burgmans as Director

Re-elect Iain Conn as Director

Re-elect Errol Davis Jr. as Director

Re-elect Douglas Flint as Director

Re-elect Byron Grote as Director

Re-elect Anthony Hayward as Director

Re-elect DeAnne Julius as Director

Re-elect Sir Tom McKillop as Director

Re-elect John Manzoni as Director

Re-elect Walter Massey as Director

Re-elect Sir Ian Prosser as Director

Re-elect Michael Wilson as Director

Re-elect Peter Sutherland as Director

Reappoint Ernst & Young LLP as Auditors and Authorise the Board to Determine Their Remuneration

Authorise 2,000,000,000 Ordinary Shares for Market Purchase

Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of USD 1,690,000,000

Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of USD 253,000,000

				M	Y	VF	VIF Management

INGA NA	7154182.00	ING Groep NV	25-Apr-06

1.1 Opening and Approval of the Webcasting of This Present Meeting and Subsequent Shareholders' Meetings

1.2 Receive Report of Executive and Supervisory Board

1.3 Discussion on Profit Retention and Distribution Policy

1.4 Approve Financial Statements and Statutory Reports

2.1 Approve Allocation of Income and Dividends of EUR 1.18 per Share

2.2 Approve Discharge of Executive Board

2.3 Approve Discharge of Supervisory Board

3.1 Discussion on Company's Corporate Governance Structure

3.2 Elect Dick Harryvan to Management Board

3.3 Elect Tom McInerney to Management Board

3.4 Elect Hans van der Noordaa to Management Board

3.5 Elect Jacques de Vaucleroy to Management Board

3.6 Reelect Cor Herkstroter to Supervisory Board

3.7 Reelect Karel Vuursteen to Supervisory Board

3.8 Elect Piet Klaver to Supervisory Board

3.9 Approve Stock Option Grants and Performance Shares for the Members of Executive Board

4.1 Approve Amendment Pension Scheme of the Executive Board

4.2 Approve Remuneration of Supervisory Board

5. Grant Board Authority to Issue 220 Million Ordinary Shares Restricting/Excluding Preemptive Rights (Plus 220 Million Ordinary Shares in Connection with Merger)

6. Grant Board Authority to Issue 10 Million Preference B Shares in Connection with Conversion of ING Perpetuals III

7.1 Authorize Repurchase of Up to Ten Percent of Issued Share Capital

7.2 Authorize Repurchase of 24,051,039 Depositary Receipts for Preference A Shares

7.3 Authorize Repurchase Preference A Shares or Depositary Receipts for Preference A Shares

8. Approve Cancellation of Preference A shares Which are Held by ING Groep N.V.

9.1 Approval of the English language as the Official Language of the Annual Report with Effect From the 2006 Report

9.2 Approval of the English Language as the Official Language as of the 2007 Shareholders' Meeting

9.3 Other Business (Non-Voting)

				M	Y	TNA - 1.2,1.3,3.1,9.3 VF - 1.1,1.4, 2.1 - 2.3, 3.2 - 9.2	TNA

AAL LN	0490151	Anglo American PLC (formerly Anglo Ame.Corp. of S.Africa L	25-Apr-06

Accept Financial Statements and Statutory Reports

Approve Final Dividend of USD 0.95 Per Ordinary Share

Elect Peter Woicke as Director

Elect Mamphela Ramphele as Director

Re-elect David Challen as Director

Re-elect Fred Phaswana as Director

Re-elect Sir Mark Moody-Stuart as Director

Reappoint Deloitte & Touche LLP as Auditors of the Company

Authorize Board to Fix Remuneration of Auditors

Approve Remuneration Report

Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of USD 248,750,000

Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of USD 37,250,000

Authorise 149,000,000 Ordinary Shares for Market Purchase

Amend Articles of Association Re: Board Composition

				M	Y	VF	VIF Management

CLS GR	5105182.00	Celesio AG (formerly Gehe AG)	27-Apr-06

1.1 Management Proposals

1.2 Receive Financial Statements and Statutory Reports

2. Approve Allocation of Income and an Ordinary Dividends of EUR 1.35 and a Special Dividens of EUR 0.05 per Share

3. Approve Discharge of Management Board for Fiscal 2005

4.1 Approve Discharge of Supervisory Board for Fiscal 2005

4.2 Elect Eckhard Cordes to the Supervisory Board

5.1 Ratify PricewaterhouseCoopers AG as Auditors for Fiscal 2006

5.2 Approve 2:1 Stock Split

5.3 Convert Form of Securities

5.4 Amend Articles to Reflect Changes in Capital

6. Amend Articles Re: Conducting of Shareholder Meetings due to New German Legislation (Law 7. on Company Integrity and Modernization of the Right of Avoidance)

8.1 Approve Affiliation Agreements with Subsidiary Admenta Deutschland GmbH

Shareholder Proposals Submitted by Franz Haniel & Cie. GmbH

8.2 Authorize Management Board Not to Disclose Individualized Remuneration of its Members

				M	Y	TNA - 1.1,1.2,8.1 VF 2-7,8.2	TNA 1.1,1.2,8.1 VIF Management 2-7 VA Management - 8.2

BARC LN	3134865	Barcalys Plc	27-Apr-06

Accept Financial Statements and Statutory Reports

Approve Remuneration Report

Elect Fulvio Conti as Director

Elect Danie Cronje as Director

Elect Robert Diamond Jr. as Director

Elect Robert Steel as Director

Elect John Sunderland as Director

Re-elect Dame Dawson as Director

Re-elect Sir Richard Broadbent as Director

Re-elect Gary Hoffman as Director

Re-elect Naguib Kheraj as Director

Re-elect Sir Nigel Rudd as Director Nigel Rudd as Director

Reappoint PricewaterhouseCoopers LLP as Auditors of the Company

Authorize Board to Fix Remuneration of Auditors

Authorise the Company to make EU Political Organisation Donations up to GBP 25,000 and Incur EU Political Expenditure up to GBP 25,000

Authorise Barclays Bank plc to make EU Political Organisation Donations up to GBP 100,000 and Incur EU Political Expenditure up to GBP 100,000

Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 541,215,604

Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 81,182,340

Authorise 968,600,000 Ordinary Shares for Market Purchase

				M	Y	VF	VIF Management

BATS LN	0287580	British American Tobacco Plc	27-Apr-06

Accept Financial Statements and Statutory Reports

Approve Remuneration Report

Approve Final Dividend of 33.0 Pence Per Ordinary Share

Reappoint PricewaterhouseCoopers LLP as Auditors of the Company

Authorise Board to Fix Remuneration of Auditors

Re-elect Ana Llopis as Director

Re-elect Antonio Monteiro de Castro as Director

Re-elect Rupert Pennant-Rea as Director

Re-elect Jan du Plessis as Director

Elect Anthony Ruys as Director

Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 174,737,186

Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 26,210,577

Authorise 209,600,000 Ordinary Shares for Market Purchase

				M	Y	VF	VIF Management

KBCSF US	B05P4T6	KBC Groupe (frm.KBC Bank and Insurance Holding Company)	27-Apr-06

1. Receive Company and Consolidated Financial Statements and Statutory Reports of the Board of Directors(Non-Voting)

2.1 Receive Company and Consolidated Financial Statements and Statutory Reports of the Auditor(Non-Voting)

2.2 Receive Consolidated Financial Statements for the Fiscal Year Ended on Dec. 31, 2005 (Non-Voting)

3. Accept Financial Statements of the Fiscal Year Ended on Dec. 31, 2005

4.1 Approve Allocation of Income and Dividends of EUR 2.51 per Share

4.2 Approve Discharge of Directors

4.3 Approve Discharge of Directors of Almanij NV for the Period of January 1, 2005 until March 5, 2005

4.4 Approve Discharge of Auditors

4.5 Approve Discharge of Auditorsof Almanij NV for the Period of January 1, 2005 until March 5, 2005

5.1 Authorize Repurchase of Up to Ten Percent of Issued Share Capital

5.2 Approve Remuneration of Directors

5.3 Possibility for Company to Keep the List of Registered Shares through Electronic Support

5.4 Allow Questions

				M	Y	TNA 1-2.2,5.4 VF 3.1-5.3	TNA

KBCSF US	B05P4T6	KBC Groupe (frm.KBC Bank and Insurance Holding Company)	27-Apr-06

1.1 Receive and Discuss Proposal for Merger between KBC Group and Gevaert NV

1.2 Approve Merger Agreement

1.3 Approve Merger by Absorption

1.4 Cancel Company Treasury Shares

2. Amend Articles Regarding the Installation of a Record Date

3. Authorize Implementation of Approved Resolutions and Filing of Required Documents/Formalities at Trade Registry

				M	Y	TNA - 1.1 VF1.2-3	TNA

STM FP	5962332.00	STMicroelectronics N.v.	27-Apr-06

1.1 Call to Order and Open Meeting

1.2 Receive Report of Management Board

1.3 Receive Report of Supervisory Board

1.4 Approve Financial Statements and Statutory Reports

1.5 Approve Dividends of EUR 0.10 ($0.12) Per Share

1.6 Approve Discharge of Management Board

1.7 Approve Discharge of Supervisory Board

2.1 Reelect Doug Dunn and Robert White to Supervisory Board; Elect Didier Lamouche as a New Supervisory Board Member

2.2 Approve Remuneration of Supervisory Board

3.1 Approval of Stock Based Portion of the Compensation for CEO and President

3.2 Stock Based Compensation for Selected Employees

4.1 Grant Supervisory Board Authority to Issue Shares of Issued Capital and Restricting/Excluding Preemptive Rights

4.2 Allow Questions

4.3 Close Meeting

				M	Y	TNA 1.1-1.3, 4.2, 4.3 VF1.4-4.1	TNA

BURSA MK	B06FV38	BURSA MALAYSIA BHD	28-Apr-06

Accept Financial Statements and Statutory Reports for the Financial Year Ended Dec. 31, 2005

Elect Abdul Wahid bin Omar as Director

Elect Siti Sa'Diah Binti Sheikh Bakir as Director

Elect Izham bin Yusoff as Director

Elect Yusli bin Mohamed Yusoff as Director

Approve Final Dividend of MYR 0.10 Per Share Less 28 Percent Tax for the Financial Year Ended Dec. 31, 2005

Approve Remuneration of Directors in the Amount of MYR 60,000 for the Non-Executive Chairman and MYR 40,000 for Each of the Non-Executive Directors for the Financial Year Ended Dec. 31, 2005

Approve Ernst & Young as Auditors and Authorize Board to Fix Their Remuneration

Elect Hwang Sing Lue as Director

				M	Y	VF	VIF Management

ALV GR	5231485	Allianz AG (formerly Allianz Holding AG)	3-May-06

1. Receive Financial Statements and Statutory Reports for Fiscal 2005

2. Approve Allocation of Income and Dividends of EUR 2.00 per Share

3. Approve Discharge of Management Board for Fiscal 2005

4.1 Approve Discharge of Supervisory Board for Fiscal 2005

4.2 Approve Affiliation Agreement with Subsidiary Allianz Alternative Assets Holding GmbH

				M	Y	TNA - 1 VF 2-4.2	TNA - 1 VIF Management 2-4.2

COM GR	5975266.00	Comdirect Bank AG	4-May-06

1. Receive Financial Statements and Statutory Reports

2. Approve Allocation of Income and Dividends of EUR 0.24 per Share

3. Approve Discharge of Management Board for Fiscal 2005

4. Approve Discharge of Supervisory Board for Fiscal 2005

5.1 Ratify PricewaterhouseCoopers Aktiengesellschaft as Auditors for Fiscal 2006

5.2 Elect Frank Annuscheit to the Supervisory Board

6.1 Approve EUR 373.5 Million Capitalization of Reserves; Approve EUR 373.5 Reduction in Share Capital; Reduce Conditional Capital to EUR 3.3 Million; Amend Articles

6.2 Authorize Repurchase of Up to Five Percent of Issued Share Capital for Purposes of Trading

7.1 Authorize Share Repurchase Program and Reissuance of Repurchased Shares

7.2 Amend Articles Re: Supervisory Board Meetings

7.3 Amend Articles Re: Location of Shareholder Meetings

8. Amend Articles Re: Calling of and Registration for Shareholder Meetings due to New German Legislation (Law on Company Integrity and Modernization of the Right of Avoidance)

9. Amend Articles Re:Conducting of Shareholder Meetings due to New German Legislation (Law on Company Integrity and Modernization of the Right of Avoidance)

				M	Y	TNA - 1 VF 2-9	TNA - 1 VIF Management 2-5.1, 6-9 VA Management - 5.2

CSDS FP	B1747F5	Axa (Formerly Axa-Uap)	4-May-06

1.1 Ordinary Business

1.2 Approve Financial Statements and Statutory Reports

2. Accept Consolidated Financial Statements and Statutory Reports

3. Approve Allocation of Income and Dividends of EUR 0.88 per Share

4. Approve Special Auditors' Report Regarding Related-Party Transactions

5.1 Election of Norbert Dentressangle as Supervisory Board Member

5.2 Ratify PricewaterhouseCoopers Audit as Auditor

5.3 Ratify Patrick Frotiee as Alternate Auditor

6.1 Authorize Repurchase of Up to Ten Percent of Issued Share Capital

6.2 Special Business

7. Approve Reduction in Share Capital via Cancellation of Repurchased Shares

8. Authorize Filling of Required Documents/Other Formalities

				M	Y	TNA - 1.1, 6.2 VF 2-6.1, 7, 8	TNA

SCBFF US	B02TBL2	Standard Chartered PlC	4-May-06

Accept Financial Statements and Statutory Reports

Approve Final Dividend of 45.06 US Cents Per Ordinary Share

Approve Remuneration Report

Re-elect Mervyn Davies as Director

Re-elect Mike DeNoma as Director

Re-elect Peter Sands as Director

Re-elect Sir CK Chow as Director

Re-elect Rudy Markham as Director

Re-elect Hugh Norton as Director

Re-elect Bryan Sanderson as Director

Reappoint KPMG Audit Plc as Auditors of the Company

Authorize Board to Fix Remuneration of Auditors

Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of USD 219,978,312 (Relevant Securities, Scrip Dividend Schemes and Exchangeable Securities); and Otherwise up to USD 131,986,987

Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount Equal to the Company's Share Capital Repurchased by the Company Pursuant to Resolution 16

Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of USD 32,996,746

Authorise the Company 131,986,987 Ordinary Shares for Market Purchase

Authorise 328,388 Dollar Preference Shares and 195,285,000 Sterling Preference Shares for Market Purchase

Authorise the Company to Make Donations to EU Political Organization Donation up to GBP 100,000 and to Incur EU Political Ependiture up to GBP 100,000

Authorise Standard Chartered Bank to Make EU Political Organization Donations up to GBP 100,000 and to Incur EU Political Ependiture up to GBP 100,000

Amend Standard Chartered 2001 Performance Share Plan

Approve Standard Chartered 2006 Resticted Share Scheme

				M	Y	VF	TNA

NHY NO	B11HK39	Norsk Hydro Asa	9-May-06

1.1 Approve Financial Statements and Annual Report; Approve Allocation of Income and Dividends of NOK 22 per Share

1.2 Receive Information Regarding Guidelines for Remuneration of Executive Management

1.3 Approve Remuneration of Auditors

2. Elect Members and Deputy Members of Corporate Assembly

3.1 Approve Remuneration of Members of Corporate Assembly

3.2 Approve 5:1 Stock Split

4. Approve NOK 30.4 Million Reduction in Share Capital via Cancellation of 4.7 Million Treasury Shares and Redemption of 3.6 Million Shares Held by Norwegian State

5. Revoke Unused Part of Existing Authorization to Purchase Own Shares

6.1 Authorize Share Repurchase Program and Cancellation of Repurchased Shares

6.2 Shareholder Proposals

6.3 Shareholder Proposal: Prohibit President and CEO from Participating in Bonus Schemes

				M	Y	TNA - 1.2,6.2,6.3 VF - 1.1,1.3-6.1	TNA 1.2, 6.2 VIF Management 1.1, 1.3-6.1 VA Management - 6.3

DPW GR	4617859	Deutche Post AG	10-May-06

1. Receive Financial Statements and Statutory Reports for Fiscal 2005

2. Approve Allocation of Income and Dividends of EUR 0.70 per Share

3. Approve Discharge of Management Board for Fiscal 2005

4. Approve Discharge of Supervisory Board for Fiscal 2005

5. Ratify PricewaterhouseCoopers AG as Auditors for Fiscal 2006

6.1 Authorize Share Repurchase Program and Reissuance of Repurchased Shares

6.2 Elect Willem van Agtmael to the Supervisory Board

6.3 Elect Hero Brahms to the Supervisory Board

6.4 Elect Werner Gatzer to the Supervisory Board

7.1 Elect Hubertus von Gruenberg to the Supervisory Board

7.2 Elect Harry Roels to the Supervisory Board

7.3 Elect Elmar Toime to the Supervisory Board

7.4 Elect Ralf Krueger to the Supervisory Board

8. Amend Articles Re: Calling of Supervisory Board Meetings

9.1 Amend Articles Re: Conducting of Supervisory Board Meetings

9.2 Amend Articles Re: Editorial Changes to Participation at Supervisory Board Meetings

9.3 Amend Articles Re: Editorial Change to Supervisory Board Quorum Requirements

9.4 Amend Articles Re: Calling of Shareholder Meetings due to New German Legislation (Law on Company Integrity and Modernization of the Right of Avoidance)

10.1 Amend Articles Re: Registration for Shareholder Meetings due to New German Legislation (Law on Company Integrity and Modernization of the Right of Avoidance)

10.2 Amend Articles Re: Appointment of Proxies

11.1 Amend Articles Re: Conducting of Shareholder Meetings due to New German Legislation (Law on Company Integrity and Modernization of the Right of Avoidance)

11.2 Amend Articles Re: Editorial Changes

				M	Y	TNA - 1 VF - 2-11.2	TNA - 1 VIF Management 2-11.2

OML LN	0738992	Old Mutual Plc	10-May-06

Accept Financial Statements and Statutory Reports

Approve Final Dividend of 3.65 Pence Per Ordinary Share

Elect Reuel Khoza as Director

Re-elect Nigel Andrews as Director

Re-elect Rudy Bogni as Director

Re-elect Norman Broadhurst as Director

Reappoint KPMG Audit Plc as Auditors of the Company

Authorise Board to Fix Remuneration of Auditors

Approve Remuneration Report

Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 53,563,000

Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 26,781,000

Authorise 535,630,000 Ordinary Shares for Market Purchase

Approve the Contingent Purchase Contracts Relating to Purchases on the JSE Limited and on the Malawi, Namibian, Stockholm and Zimbabwe Stock Exchanges up to 535,630,000 Ordinary Shares

				M	Y	VF	VIF Management

ACRFF US	B02PR67	Accor	10-May-06

1.1 Ordinary Business

1.2 Approve Financial Statements and Statutory Reports

2. Accept Consolidated Financial Statements and Statutory Reports

3. Approve Special Auditors' Report Regarding Related-Party Transactions

4. Approve Allocation of Income and Dividends of EUR 1.15 per Share

5. Authorize Filling of Required Documents/Other Formalities

				M	Y	TNA - 1.1 VF - 1.2-5	TNA - 1.1 VIF Management 1.2-5

DPB GR	B018CX9	Deutshe Postbank AG	11-May-06

1. Receive Financial Statements and Statutory Reports for Fiscal 2005

2. Approve Allocation of Income and Dividends of EUR 1.25 per Share

3. Approve Discharge of Management Board for Fiscal 2005

4. Approve Discharge of Supervisory Board for Fiscal 2005

5.1 Ratify PricewaterhouseCoopers Aktiengesellschaft as Auditors for Fiscal 2006

5.2 Elect Joerg Asmussen to the Supervisory Board

5.3 Elect Edgar Ernst to the Supervisory Board

5.4 Elect Ralf Krueger to the Supervisory Board

5.5 Elect Hans-Dieter Petram to the Supervisory Board

5.6 Elect Bernd Pfaffenbach to the Supervisory Board

5.7 Elect Klaus Schlede to the Supervisory Board

5.8 Elect Klaus Zumwinkel to the Supervisory Board

5.9 Authorize Repurchase of Up to Five Percent of Issued Share Capital for Trading Purposes

6.1 Authorize Share Repurchase Program and Reissuance of Repurchased Shares

6.2 Approve Creation of EUR 137 Million Pool of Capital with Preemptive Rights (Authorized Capital II)

7. Approve Affiliation Agreement with Subsidiary Deutsche Post Retail GmbH

8. Amend Articles Re: Calling of, Registration for, and Conducting of Shareholder Meetings due to New German Legislation (Law on Company Integrity and Modernization of the Right of Avoidance)

9. Amend Articles Re: Conducting of Supervisory Board Meetings

				M	Y	TNA - 1 VF - 2-9	TNA - 1 VIF Management 2-9

FP FP	B15C557	Total SA (Formerly Total Fina Elf S.A)	12-May-06

1.1 Ordinary Business

1.2 Approve Financial Statements and Statutory Reports

2. Accept Consolidated Financial Statements and Statutory Reports

3. Approve Allocation of Income and Dividends of EUR 6.48 per Share

4. Approve Accounting Transfer from Special Long-Term Capital Gains Reserve Account to Other Reserves Account

5. Approve Special Auditors' Report Regarding Related-Party Transactions

6.1 Authorize Repurchase of Up to Ten Percent of Issued Share Capital

6.2 Reelect Anne Lauvergeon as Director

6.3 Reelect Daniel Bouton as Director

6.4 Reelect Bertrand Collomb as Director

6.5 Reelect Antoine Jeancourt-Galignani as Director

6.6 Reelect Michel Pebereau as Director

6.7 Reelect Pierre Vaillaud as Director

6.8 Elect Christophe de Margerie as Director

6.9 Special Business

6.10 Approve Partial Spin-Off Agreement to Arkema

6.11 Approve 10-for-2.50 Stock Split

7. Amend Article 11 Regarding the Number of Shares to Be Held By Directors

8. Amend Article 11 to Require a Majority of Independent Directors on Board

9. Grant a Second Board Mandate to an Employee Shareholder Representative

				M	Y	TNA - 1.1,6.9 VF - 1.2-6.8, 6.10-7 VA - 8,9	TNA

CRDIT 5 02/16	B0WH213	Unicredito Italiano SpA (Form.Credito Italiano)	12-May-06

Ordinary Business

Accept Financial Statements, Consolidated Financial Statements, and Statutory Reports at Dec. 31, 2005; Presentation of the Social and Environmental Report

Approve Allocation of Income

Approve Group Personnel Long-Term Incentive Plan 2006

Special Business

Authorize Board of Directors to Increase Capital up to EUR 21 Million Through the Issuance of up to 42 Million Shares Without Preemptive Rights, to Be Reserved to Managers and Directors of the Group Unicredito; Amend Bylaws Accordingly

Authorize Board of Directors to Increase Capital up to EUR 6.5 Million (Corresponding to 13 Million Shares) Through the Issuance of New Class of Shares to Be Reserved to Managers and Directors of the Group Unicredito; Amend Bylaws Accordingly

				M	Y	VF	TNA

ACY NO	5258246	Acergy SA (frmely Stolt Offshores and Stolt Comex Seaway S.A	15-May-06

Approve the Holding of the AGM on May 15, 2006 in Variation From the Date Set Forth in Article 25 of the Articles of Incorporation

Approve Reports of the Board of Directors and of the Auditor

Approve the Unconsolidated Balance Sheet and Statements of Profit and Loss of the Company for the Fiscal Year Ended Nov. 30, 2005

Approve the Consolidated Balance Sheet and Statements of Operations of the Company for the Fiscal Year Ended Nov. 30, 2005

Approve Discharge of Directors and Auditors

Approve Share Repurchase Program

Elect Mark Woolveridge as Director

Elect James B. Hurlock as Director

Elect Trond O. Westlie as Director

Elect J. Frithjof Skouveroe as Director

Elect George H. Doremus as Director

Elect Tom Ehret as Director

Ratify Auditors

Amend Articles Re: Bearer Shares, Issuance of Bonds/Debentures, Board of Directors

				M	Y	VF	VIF Management

GSK LN	0925288	GlaxoSmithKline Plc	17-May-06

Accept Financial Statements and Statutory Reports

Approve Remuneration Report

Elect Moncef Slaoui as Director

Elect Tom de Swaan as Director

Re-elect Lawrence Culp as Director

Re-elect Sir Crispin Davis as Director

Re-elect Ronaldo Schmitz as Director

Reappoint PricewaterhouseCoopers LLP as Auditors of the Company

Authorize Audit Committee to Fix Remuneration of Auditors

Approve the Company to Make EU Political Organisation Donations up to GBP 50,000 and Incur EU Political Expenditure up to GBP 50,000

Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 485,201,557

Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 72,780,233

Authorise 582,241,869 Ordinary Shares for Market Purchase

				M	Y	VF	VIF Management

TIM GR	B0LNHP1	TIPP24, HAMBURG	18-May-06

1. Receive Financial Statements and Statutory Reports for Fiscal 2005

2. Approve Allocation of Income and Omission of Dividends

3. Approve Discharge of Management Board for Fiscal 2005

4.1 Approve Discharge of Supervisory Board for Fiscal 2005

4.2 Ratify Ernst & Young AG as Auditors for Fiscal 2006

5. Authorize Share Repurchase Program and Reissuance of Repurchased Shares

				M	Y	TNA - 1 VF - 2-5	TNA - 1 VIF Management 2-5

PRU LN	0709954	Prudential Plc	18-May-06

Accept Financial Statements and Statutory Reports

Approve Remuneration Report

Re-elect Sir David Clementi as Director

Re-elect Michael McLintock as Director

Re-elect Mark Norbom as Director

Re-elect Kathleen O'Donovan as Director

Elect Mark Tucker as Director

Elect Nick Prettejohn as Director

Elect Lord Turnbull as Director

Reappoint KPMG Audit Plc as Auditors of the Company

Authorise Board to Fix Remuneration of Auditors

Approve Final Dividend of 11.02 Pence Per Ordinary Share

Approve Group Performance Share Plan

Approve Business Unit Performance Plan

Approve Increase in Authorised Capital from GBP 150,000,000 to GBP 200,000,000

Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 40,360,000

Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 6,050,000

Authorise 242,000,000 Ordinary Shares for Market Purchase

				M	Y	VF	VIF Management

DBFTF US	B01DFR9	Deutsche Boerse AG	24-May-06

1. Receive Financial Statements and Statutory Reports for Fiscal 2005

2. Approve Allocation of Income and Dividends of EUR 2.10 per Share

3. Approve Discharge of Management Board for Fiscal 2005

4.1 Approve Discharge of Supervisory Board for Fiscal 2005

4.2 Elect David Andrews to the Supervisory Board

4.3 Elect Udo Behrenwaldt to the Supervisory Board

4.4 Elect Richard Berliand to the Supervisory Board

4.5 Elect Manfred Gentz to the Supervisory Board

4.6 Elect Richard Hayden to the Supervisory Board

4.7 Elect Craig Heimark to the Supervisory Board

5.1 Elect Hermann-Josef Lamberti to the Supervisory Board

5.2 Elect Friedrich Merz to the Supervisory Board

5.3 Elect Friedrich von Metzler to the Supervisory Board

5.4 Elect Alessandro Profumo to the Supervisory Board

5.5 Elect Gerhard Roggemann to the Supervisory Board

5.6 Elect Erhard Schipporeit to the Supervisory Board

5.7 Elect Kurt Viermetz to the Supervisory Board

5.8 Elect Herbert Walter to the Supervisory Board

5.9 Approve Creation of EUR 5.2 Million Pool of Capital without Preemptive Rights (Authorized Capital I)

6. Authorize Share Repurchase Program and Reissuance of Repurchased Shares

7.1 Amend Articles Re: Supervisory Board Composition and Tenure

7.2 Amend Articles Re: Calling of Shareholder Meetings due to New German Legislation (Law on Company Integrity and Modernization of the Right of Avoidance)

8. Amend Articles Re: Conducting of Shareholder Meetings due to New German Legislation (Law on Company Integrity and Modernization of the Right of Avoidance)

9. Ratify KPMG Deutsche Treuhand-Gesellschaft AG as Auditors for Fiscal 2006

				M	Y	TNA - 1 VF - 2-9	TNA - 1 VIF Management 2-9

ILPMF US	B01DKP2	Irish Life & Permanent Plc	26-May-06

Accept Financial Statements and Statutory Reports

Approve Dividends

Elect Gillian Bowler as a Director

Elect Kieran McGowan as a Director

Elect Kevin Murphy as a Director

Authorize Board to Fix Remuneration of Auditors

Amend the Article of Association

Authorize Reissuance of Repurchased Shares

Authorize Issuance of Equity or Equity-Linked Securities without Preemptive Rights

Approve the Long Term Incentive Plan

				M	Y	VF	VIF Management

GLE FP	5966516	Societe Generale	30-May-06

Ordinary Business

Approve Financial Statements and Statutory Reports

Approve Allocation of Income and Dividends of EUR 4.50 per Share

Accept Consolidated Financial Statements and Statutory Reports

Approve Special Auditors' Report Regarding Related-Party Transactions

Reelect Robert A. Day as Director

Reelect Elie Cohen as Director

Elect Gianemilio Osculati as Director

Elect Luc Vandevelde as Director

Approve Remuneration of Directors in the Aggregate Amount of EUR 750,000

Ratify Deloitte & Associes as Auditor

Ratify Ernst & Young Audit as Auditor

Ratify Alain Pons as Alternate Auditor

Ratify Gabriel Galet as Alternate Auditor

Authorize Repurchase of Up to Ten Percent of Issued Share Capital

Special Business

Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights up to Aggregate Nominal Amount of EUR 220 Million

Authorize Issuance of Equity or Equity-Linked Securities without Preemptive Rights up to Aggregate Nominal Amount of EUR 110 Million

Authorize Board to Increase Capital in the Event of Demand Exceeding Amounts Submitted to Shareholder Vote Above

Authorize Capital Increase of up to 10 Percent of Issued Capital for Future Acquisitions

Approve Employee Savings-Related Share Purchase Plan

Approve Stock Option Plans Grants

Authorize up to Two Percent of Issued Capital for Use in Restricted Stock Plan

Approve Reduction in Share Capital via Cancellation of Repurchased Shares

Authorize Filling of Required Documents/Other Formalities

				M	Y	VF	TNA

MLPKF US	B02NSR9	MLP AG(frmly Marschollek, Lautenschlaeger und Partner AG)	31-May-06

1. Receive Financial Statements and Statutory Reports for Fiscal 2005

2. Approve Allocation of Income and an Ordinary Dividends of EUR 0.30 and a Special Dividens of EUR 0.30 per Share

3. Approve Discharge of Management Board for Fiscal 2005

4.1 Approve Discharge of Supervisory Board for Fiscal 2005

4.2 Ratify Ernst & Young AG as Auditors for Fiscal 2006

5. Authorize Share Repurchase Program and Reissuance of Repurchased Shares

6. Approve Creation of EUR 21 Million Pool of Capital without Preemptive Rights

7. Change Location of Registered Office Headquarters to Wiesloch, Germany

8. Amend Articles Re: Calling of and Registration for Shareholder Meetings due to New German Legislation (Law on Company Integrity and Modernization of the Right of Avoidance)

				M	Y	TNA - 1 VF 2-8	TNA - 1 VIF Management 2-5,7,8 VA Management - 6

ABLCF US	B0WG9N1	A.B.C. Learning Centres Ltd	7-Jun-06

A.B.C. Learning Centres Ltd

Ratify Past Issuance of 94,750 Shares to Carers of Centres Operated by Lincensees and Staff Members

Ratify Past Issuance of 21,750 Shares to Carers of Centres Operated by Lincensees

Ratify Past Issuance of 1.91 Million Options to Learning Care Group Inc Executives

Ratify Past Issuance of 44.10 Million Shares to Professional Investors at an Issue Price of A$7.30 Each

Approve Issuance of 38.09 Million Shares to Professional Investors at an Issue Price of A$7.30 Each

Approve the Executive Cash Bonus Plan and the Issue of Shares Under the Executive Cash Bonus Plan

Approve the Executive Option Plan and the Issue of Options Under the Executive Option Plan

Approve the Grant of Shares and Options to the Chief Executive Officer Global, E S Groves, Pursuant to the Executive Cash Bonus Plan and Executive Option Plan

Approve the Grant of Shares and Options to the Chief Executive Officer Education, L A Groves, Pursuant to the Executive Cash Bonus Plan and Executive Option Plan

Approve the Grant of Shares and Options to the Chief Executive Officer Australia and New Zealand, M V Kemp, Pursuant to the Executive Cash Bonus Plan and Executive Option Plan

				M	Y	VF	VIF Management

MTN SJ	6563206	MTN GROUP LTD. (formerly M-CELL)	13-Jun-06

Accept Financial Statements and Statutory Reports for Year Ended December 31, 2005

Reelect R.D. Nisbet as Director

Reelect J.H.N. Strydom as Director

Elect K. Kaylan as Director Appointed During the Year

Elect C.O. Kolade as Director Appointed During the Year

Elect M.J.N. Njeke as Director Appointed During the Year

Elect M. Ramphele as Director Appointed During the Year

Elect A. Sharbatley as Director Appointed During the Year

Elect P.L. Woicke as Director Appointed During the Year

Place Authorized But Unissued Shares under Control of Directors

Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights up to a Maximum of 10 Percent of Issued Capital

Approve Remuneration of Directors

Authorize Repurchase of Up to 10 Percent of Issued Share Capital

Authorize Board to Ratify and Execute Approved Resolutions

					M	Y	VF	VIF Management

200 HK	B092QP3	Melco International Development Ltd	16-Jun-06	Approve Entry by the Company into a Memorandum of Agreement with Publishing and Broadcasting Ltd. (MOA) and Performance of All Transactions Contemplated by the MOA	M	Y	VF	VIF Management

ALLL11 BZ	B06QT37	All America Latina Logisticasa	16-Jun-06

Special Meeting Agenda - Preferred Shareholders Are Entitled to Vote on Item 3

Approve Protocol and Justification for the Incorporation of All of Brasil Ferrovias S.A. and Novoeste Brasil S.A.'s Shares by the Company

Ratify Appraisal Firms

Approve Appraisal Reports

Approve Acquisition of Brasil Ferrovias and Novoeste

Amend Article 5 to Reflect Change in Capital Resulting from the Acquisition

Authorize Board to Ratify and Execute Approved Resolutions

Authorize the Executive Board to Provide an Appraisal Value for Dissident Shareholders Should Any Shareholders So Dissent

Elect Directors

					M	Y	VF	TNA

2914 JP	6474535.00	Japan Tobacco Inc	23-Jun-06

Approve Allocation of Income, Including the Following Dividends: Interim JY 7000, Final JY 9000, Special JY 0

Amend Articles to: Authorize Public Announcements in Electronic Format - Update Terminology to Match that of New Corporate Law

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Approve Retirement Bonuses for Directors

				M	Y	VF	VIF Management

8603 JP	6640284	Nikko Cordial Corp. (formerly Nikko Securities Co. Ltd.)	23-Jun-06

Amend Articles to: Update Terminology to Match that of New Corporate Law - Set Record Dates for Quarterly Dividends - Limit Rights of Odd-Lot Holders

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

				M	Y	VF	VIF Management

7203 JP	6900643	Toyota Motor Corp.	23-Jun-06

Approve Allocation of Income, Including the Following Dividends: Interim JY 35, Final JY 55, Special JY 0

Amend Articles to: Update Terminology to Match that of New Corporate Law - Limit Liability of Non-Executive Statutory Auditors

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Appoint Internal Statutory Auditor

Appoint Internal Statutory Auditor

Appoint Internal Statutory Auditor

Approve Executive Stock Option Plan

Authorize Share Repurchase Program

Approve Retirement Bonuses for Statutory Auditors and Special Payments to Continuing Directors in Connection with Abolition of Retirement Bonus System

Approve Increase in Aggregate Compensation Ceiling for Directors

				M	Y	VF	VIF Management

8628 JP	6373892	Matsui Securities	25-Jun-06

1. Approve Allocation of Income, Including the Following Dividends: Interim JY 0, Final JY 23.09, Special JY 0

2.1 Amend Articles to: Limit Rights of Odd-lot Holders - Update Terminology to Match that of New Corporate Law

2.2 Elect Director

2.3 Elect Director

2.4 Elect Director

2.5 Elect Director

2.6 Elect Director

2.7 Elect Director

2.8 Elect Director

2.9 Elect Director

2.10 Elect Director

2.11 Elect Director

2.12 Appoint Internal Statutory Auditor

2.13 Appoint Alternate Internal Statutory Auditor

				M	Y	VF	VIF Management 1-2.12 VA Management - 2.13

PRA GR	B0P7049	Praktiker Bau - und Heimwerkermaerkte Holding aG	27-Jun-06

1. Receive Financial Statements and Statutory Reports for Fiscal 2005

2. Approve Allocation of Income and Dividends of EUR 0.45 per Share

3. Approve Discharge of Management Board for Fiscal 2005

4. Approve Discharge of Supervisory Board for Fiscal 2005

5.1 Ratify PricewaterhouseCoopers AG as Auditors for Fiscal 2006

5.2 Elect Kay Hafner to the Supervisory Board

5.3 Elect Ulrich Grillo to the Supervisory Board

6. Approve Affiliation Agreement with Subsidiary Praktiker Services Holding GmbH

7.1 Approve Issuance of Convertible Bonds and/or Bonds with Warrants Attached without Preemptive Rights up to Aggregate Nominal Amount of EUR 600 Million; Approve Creation of EUR 29 Million Pool of Capital to Guarantee Conversion Rights

7.2 Adopt New Articles of Association

				M	Y	TNA - 1 VF 2-7.2	TNA - 1 VIF Management 2-7.2

8058 JP	6596785	Mitsubishi Corp.	27-Jun-06

Approve Allocation of Income, Including the Following Dividends: Interim JY 13, Final JY 22, Special JY 0

Amend Articles to: Authorize Public Announcements in Electronic Format - Limit Rights of Odd-lot Holders - Update Terminology to Match that of New Corporate Law - Limit Liability of Outside Statutory Auditors

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Approve Stock Option Plan and Deep Discount Stock Option Plan for Directors

Approve Retirement Bonus for Director

Approve Adjustment to Aggregate Compensation Ceiling for Directors and Statutory Auditors

				M	Y	VF	VIF Management

7201 JP	6642860	Nissan Motor Co. Ltd.	27-Jun-06

1. Approve Allocation of Income, Including the Following Dividends: Interim JY 14, Final JY 15, Special JY 0

2.1 Amend Articles to: Authorize Public Announcements in Electronic Format - Limit Rights of Odd-lot Holders - Update Terminology to Match that of New Corporate Law - Limit Liability of Non-executive Statutory Auditors

2.2 Approve Executive Stock Option Plan

2.3 Appoint Internal Statutory Auditor

2.4 Appoint Internal Statutory Auditor

2.5 Approve Retirement Bonuses for Statutory Auditors

				M	Y	VF	VIF Management 1-2.4 VA Management - 2.5

MTN SJ	6563206	MTN GROUP LTD. (formerly M-CELL)	27-Jun-06

Approve Acquisition of Investcom LLC by MTN Mauritius

Approve Issuance of 204.3 Million New MTN Group Shares in Connection with the Acquisition

Approve Listing of New MTN Group Shares on the Johannesburg Stock Exchange

Authorize Board to Ratify and Execute Approved Resolutions

				M	Y	VF	VIF Management

9064 JP	6985565.00	Yamato Holdings Co Ltd (formerly Yamato Transport)	28-Jun-06

1. Approve Allocation of Income, Including the Following Dividends: Interim JY 9, Final JY 11, Special JY 0

2.1 Amend Articles to: Authorize Board to Determine Income Allocation - Decrease Authorized Capital to Reflect Share Repurchase - Limit Rights of Odd-lot Holders - Limit Liability of Statutory Auditors

2.2 Elect Director

2.3 Elect Director

2.4 Elect Director

2.5 Elect Director

2.6 Elect Director

2.7 Appoint Internal Statutory Auditor

2.8 Appoint Alternate Internal Statutory Auditor

				M	Y	VF	VIF Management 1, 2.2-2.8 VA Management - 2.1

8306 JP	6335171	Mitsubishi UFJ Financial Group	29-Jun-06

1.1 Approve Allocation of Income, Including the Following Dividends on Ordinary Shares: Interim JY 3000, Final JY 4000, Special JY 0

1.2 Approve Reduction in Legal Reserves

2.1 Amend Articles to: Decrease Authorized Preferred Share Capital to Reflect Share Repurchase - Update Terminology to Match that of New Corporate Law - Limit Liability of Directors and Statutory Auditors

2.2 Elect Director

2.3 Elect Director

2.4 Elect Director

2.5 Elect Director

2.6 Elect Director

2.7 Elect Director

2.8 Elect Director

2.9 Elect Director

2.10 Elect Director

2.11 Elect Director

2.12 Elect Director

2.13 Elect Director

2.14 Elect Director

2.15 Elect Director

2.16 Elect Director

3. Approve Retirement Bonuses for Directors and Statutory Auditors

				M	Y	VF	VIF Management 1-2.16 VA Management - 3

4676 JP	6036582.00	Fuji Television Network, Inc.	29-Jun-06

1. Approve Allocation of Income, Including the Following Dividends: Interim JY 2000, Final JY 2000, Special JY 0

2.1 Amend Articles to: Update Terminology to Match that of New Corporate Law - Limit Liability of Non-Executive Directors and Statutory Auditors

2.2 Elect Director

2.3 Elect Director

2.4 Elect Director

2.5 Elect Director

2.6 Elect Director

2.7 Elect Director

2.8 Elect Director

2.9 Elect Director

2.10 Elect Director

2.11 Elect Director

2.12 Elect Director

2.13 Elect Director

2.14 Elect Director

2.15 Elect Director

2.16 Elect Director

2.17 Elect Director

2.18 Elect Director

2.19 Elect Director

2.20 Elect Director

2.21 Appoint Internal Statutory Auditor

3. Approve Retirement Bonuses for Directors and Statutory Auditor

				M	Y	VF	VIF Management 1-2.21 VA Management - 3

9062 JP	6642127.00	Nippon Express Co. Ltd.	29-Jun-06

1. Approve Allocation of Income, Including the Following Dividends: Interim JY 4, Final JY 4, Special JY 0

2.1 Amend Articles to: Expand Business Lines - Authorize Public Announcements in Electronic Format - Limit Rights of Odd-lot Holders - Update Terminology to Match that of New Corporate Law

2.2 Elect Director

2.3 Elect Director

2.4 Elect Director

2.5 Elect Director

2.6 Elect Director

2.7 Elect Director

2.8 Elect Director

2.9 Elect Director

2.10 Elect Director

2.11 Elect Director

2.12 Elect Director

2.13 Elect Director

2.14 Elect Director

2.15 Elect Director

2.16 Appoint Internal Statutory Auditor

3.1 Approve Retirement Bonuses for Directors and Statutory Auditor and Special Payments to Continuing Directors and Statutory Auditors in Connection with Abolition of Retirement Bonus System

3.2 Approve Adjustment to Aggregate Compensation Ceiling for Directors and Statutory Auditors

				M	Y	VF	VIF Management 1-2.16, 3.2 VA Management - 3.1

2433 JP	B05LZ02	Hakuhodo DY Holdings INC.	29-Jun-06

Approve Allocation of Income, Including the Following Dividends: Interim JY 25, Final JY 30, Special JY 0

Amend Articles to: Expand Business Lines - Authorize Public Announcements in Electronic Format - Update Terminology to Match that of New Corporate Law

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Elect Director

Approve Retirement Bonus for Director

				M	Y	VF	VIF Management

9006 JP	6487306.00	Keihin Electric Railway Co. Ltd	29-Jun-06

Approve Allocation of Income, Including the Following Dividends: Interim JY 2.5, Final JY 2.5, Special JY 0

Amend Articles to: Expand Business Lines - Limit Rights of Odd-lot Holders - Update Terminology to Match that of New Corporate Law - Limit Liability of Directors and Statutory Auditors

Approve Adjustment to Aggregate Compensation Ceiling for Statutory Auditors

				M	Y	VF	VIF Management

4502 JP	6870445.00	Takeda Pharmaceutical Co.Ltd	29-Jun-06

Approve Allocation of Income, Including the Following Dividends: Interim JY 53, Final JY 53, Special JY 0

Amend Articles to: Authorize Public Announcements in Electronic Format - Update Terminology to Match that of New Corporate Law

Elect Director

Elect Director

Elect Director

Approve Retirement Bonus for Director

				M	Y	VF	VIF Management

SSA LI	B05N809	Sistema JSFC	30-Jun-06

1.1 Approve AGM Procedures

1.2 Approve Financial Statements and Statutory Reports

1.3 Approve Allocation of Income and Dividends

1.4 Approve Remuneration of Directors

1.5 Elect 11 Directors by Cumulative Voting

1.6 Elect Alexander Goncharuk as Director

1.7 Elect Alexander Gorbatovskiy as Director

1.8 Elect Sergey Drozdov as Director

1.9 Elect Vladimir Evtushenkov as Director

1.10 Elect Dmitry Zubov as Director

1.11 Elect Ron Summer as Director

1.12 Elect Vyacheslav Kopiev as Director

1.13 Elect Alexander Leiviman as Director

1.14 Elect Nikolay Mikhailov as Director

1.15 Elect Evgeny Novitsky as Director

1.16 Elect Stephan Newhouse as Director

1.17 Elect Three Members of Audit Commission

2.1 Elect Vyacheslav Inozemtsev as Member of Audit Commission

2.2 Elect Elena Rudova as Member of Audit Commission

3. Elect Vsevolod Rosanov as Member of Audit Commission

4.1 Ratify JSC Audit-Garantee-M as Auditor of Company's Accounts Prepared in Accordance with Russian Accounting Standards; Ratify Deloitte & Touche Regional Consulting Services Ltd. as Auditor of Company's Accounts Prepared in Accordance with U.S. GAAP

4.2 Amend Charter

5.1 Approve 50:1 (Fifty New Shares for Each Share Currently Held) Stock Split

5.2 Approve Regulations on Management

5.3 Approve Regulations on General Director

6.1 Approve Regulations on Remuneration of Board of Directors

6.2 Amend Regulations on General Meetings

					M	Y	VF 1.1-1.4, 1.6-1.16, 2.1-6.2 TNA - 1.5, 1.17	VIF Management 1.1-1.4, 1.6-1.16, 2.1-6.2 TNA 1.5, 1.17

SPOST SP	6609478.00	Singapore Post Ltd	30-Jun-06

Adopt Financial Statements and Directors' and Auditors' Reports

Declare Final Dividend of SGD 0.0175 Per Share

Reelect Lim Ho Kee as Director

Reelect Kenneth Michael Tan Wee Kheng as Director

Reelect Keith Tay Ah Kee as Director

Approve Directors' Fees of SGD 438,099 for the Financial Year Ended March 31, 2006 (2005: SGD 323,066)

Appoint Auditors and Authorize Board to Fix Their Remuneration

Approve Issuance of Shares without Preemptive Rights

Approve Issuance of Shares and Grant of Options Pursuant to the Singapore Post Share Option Scheme

					M	Y	VF	VIF Management

SPOST SP	6609478.00	Singapore Post Ltd	30-Jun-06	Amend Articles of Association Approve Mandate for Transactions with Related Parties Authorize Share Repurchase Program	M	Y	VF	VIF Management

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dean Family of Funds

By: /s/ Stephen M. Miller

Stephen M. Miller, President

Date: August 31, 2006